UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Money Market Portfolio Money Market Portfolio Select Class : FMYXX

This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$135,270,705,349
Number of Holdings	247
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	90.8
8-30	4.3
31-60	2.4
61-90	0.9
91-180	2.9

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914592.100    931-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Treasury Only Portfolio Treasury Only Portfolio Institutional Class : FRSXX

This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$87,593,462,799
Number of Holdings	43
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	20.2
8-30	41.5
31-60	20.7
61-90	9.8
91-180	13.5
>180	0.8

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (6.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914606.100    2643-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Treasury Portfolio Treasury Portfolio Class III : FCSXX

This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$69,262,336,441
Number of Holdings	137
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	61.8
8-30	16.0
31-60	9.6
61-90	4.8
91-180	8.0
>180	1.4

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.6)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914615.100    696-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Tax-Exempt Portfolio Tax-Exempt Portfolio Class III : FETXX

This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$9,532,805,489
Number of Holdings	781
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	81.2
8-30	2.6
31-60	3.7
61-90	1.9
91-180	4.6
>180	7.0

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914581.100    684-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Treasury Portfolio Treasury Portfolio Class IV : FTVXX

This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 35	0.68%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$69,262,336,441
Number of Holdings	137
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	61.8
8-30	16.0
31-60	9.6
61-90	4.8
91-180	8.0
>180	1.4

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.6)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914611.100    2016-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Tax-Exempt Portfolio Tax-Exempt Portfolio Select Class : FSXXX

This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$9,532,805,489
Number of Holdings	781
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	81.2
8-30	2.6
31-60	3.7
61-90	1.9
91-180	4.6
>180	7.0

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914582.100    938-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Treasury Portfolio Treasury Portfolio Class II : FCEXX

This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$69,262,336,441
Number of Holdings	137
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	61.8
8-30	16.0
31-60	9.6
61-90	4.8
91-180	8.0
>180	1.4

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.6)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914613.100    600-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Government Portfolio Government Portfolio Class II : FCVXX

This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$225,755,117,004
Number of Holdings	518
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	70.0
8-30	13.5
31-60	6.3
61-90	3.5
91-180	7.1
>180	1.1

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914585.100    604-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Treasury Only Portfolio Treasury Only Portfolio Select Class : FTYXX

This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$87,593,462,799
Number of Holdings	43
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	20.2
8-30	41.5
31-60	20.7
61-90	9.8
91-180	13.5
>180	0.8

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (6.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914610.100    906-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Treasury Portfolio Treasury Portfolio Institutional Class : FRBXX

This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$69,262,336,441
Number of Holdings	137
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	61.8
8-30	16.0
31-60	9.6
61-90	4.8
91-180	8.0
>180	1.4

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.6)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914612.100    2644-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Treasury Portfolio Treasury Portfolio Select Class : FTUXX

This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$69,262,336,441
Number of Holdings	137
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	61.8
8-30	16.0
31-60	9.6
61-90	4.8
91-180	8.0
>180	1.4

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.6)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914616.100    911-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Tax-Exempt Portfolio Tax-Exempt Portfolio Class II : FEXXX

This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$9,532,805,489
Number of Holdings	781
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	81.2
8-30	2.6
31-60	3.7
61-90	1.9
91-180	4.6
>180	7.0

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914579.100    544-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Government Portfolio Government Portfolio Select Class : FGEXX

This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$225,755,117,004
Number of Holdings	518
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	70.0
8-30	13.5
31-60	6.3
61-90	3.5
91-180	7.1
>180	1.1

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914587.100    918-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Government Portfolio Government Portfolio Institutional Class : FRGXX

This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$225,755,117,004
Number of Holdings	518
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	70.0
8-30	13.5
31-60	6.3
61-90	3.5
91-180	7.1
>180	1.1

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914583.100    2642-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Treasury Only Portfolio Treasury Only Portfolio Class IV : FOPXX

This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 35	0.68%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$87,593,462,799
Number of Holdings	43
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	20.2
8-30	41.5
31-60	20.7
61-90	9.8
91-180	13.5
>180	0.8

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (6.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914605.100    2017-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Tax-Exempt Portfolio Tax-Exempt Portfolio Class I : FTCXX

This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$9,532,805,489
Number of Holdings	781
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	81.2
8-30	2.6
31-60	3.7
61-90	1.9
91-180	4.6
>180	7.0

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914580.100    56-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Money Market Portfolio Money Market Portfolio Class I : FMPXX

This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$135,270,705,349
Number of Holdings	247
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	90.8
8-30	4.3
31-60	2.4
61-90	0.9
91-180	2.9

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914590.100    59-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Money Market Portfolio Money Market Portfolio Class II : FCIXX

This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$135,270,705,349
Number of Holdings	247
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	90.8
8-30	4.3
31-60	2.4
61-90	0.9
91-180	2.9

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914589.100    541-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Treasury Only Portfolio Treasury Only Portfolio Class II : FOXXX

This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$87,593,462,799
Number of Holdings	43
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	20.2
8-30	41.5
31-60	20.7
61-90	9.8
91-180	13.5
>180	0.8

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (6.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914607.100    542-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Treasury Only Portfolio Treasury Only Portfolio Class III : FOIXX

This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$87,593,462,799
Number of Holdings	43
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	20.2
8-30	41.5
31-60	20.7
61-90	9.8
91-180	13.5
>180	0.8

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (6.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914608.100    543-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Government Portfolio Government Portfolio Class I : FIGXX

This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$225,755,117,004
Number of Holdings	518
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	70.0
8-30	13.5
31-60	6.3
61-90	3.5
91-180	7.1
>180	1.1

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914584.100    57-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Treasury Portfolio Treasury Portfolio Class I : FISXX

This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$69,262,336,441
Number of Holdings	137
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	61.8
8-30	16.0
31-60	9.6
61-90	4.8
91-180	8.0
>180	1.4

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.6)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914614.100    695-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Money Market Portfolio Money Market Portfolio Institutional Class : FNSXX

This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$135,270,705,349
Number of Holdings	247
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	90.8
8-30	4.3
31-60	2.4
61-90	0.9
91-180	2.9

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914588.100    2013-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Money Market Portfolio Money Market Portfolio Class III : FCOXX

This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$135,270,705,349
Number of Holdings	247
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	90.8
8-30	4.3
31-60	2.4
61-90	0.9
91-180	2.9

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914591.100    659-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Government Portfolio Government Portfolio Class III : FCGXX

This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$225,755,117,004
Number of Holdings	518
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	70.0
8-30	13.5
31-60	6.3
61-90	3.5
91-180	7.1
>180	1.1

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914586.100    657-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Treasury Only Portfolio Treasury Only Portfolio Class I : FSIXX

This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$87,593,462,799
Number of Holdings	43
What did the Fund invest in?
(as of September 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	20.2
8-30	41.5
31-60	20.7
61-90	9.8
91-180	13.5
>180	0.8

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (6.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914609.100    680-TSRS-1124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Investments Money Market Funds

Treasury Only Portfolio
Treasury Portfolio
Government Portfolio
Money Market Portfolio
Tax-Exempt Portfolio

Semi-Annual Report
September 30, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Treasury Only Portfolio
Treasury Portfolio
Government Portfolio
Money Market Portfolio
Tax-Exempt Portfolio
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Treasury Only Portfolio
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Debt - 106.5%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Notes
10/15/24	4.83 to 5.13	799,332	798,176

U.S. Treasury Obligations - 105.6%
U.S. Treasury Bills
10/1/24 to 4/3/25	4.31 to 5.36	85,638,384	85,146,813
U.S. Treasury Notes
10/31/24 to 7/31/26 (c)(d)	4.73 to 4.84	7,359,000	7,357,829
TOTAL U.S. TREASURY OBLIGATIONS			92,504,642
TOTAL U.S. TREASURY DEBT (Cost $93,302,818)			93,302,818

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $93,302,818)	93,302,818
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(5,709,355)
NET ASSETS - 100.0%	87,593,463

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Treasury Only Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited) Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $93,302,818):		$93,302,818
Cash		286,000
Receivable for fund shares sold		359,763
Interest receivable		67,313
Prepaid expenses		100
Receivable from investment adviser for expense reductions		3,045
Other receivables		766
Total assets		94,019,805
Liabilities
Payable for investments purchased	$5,975,969
Payable for fund shares redeemed	312,508
Distributions payable	120,665
Accrued management fee	9,546
Distribution and service plan fees payable	1,647
Other affiliated payables	3,009
Other payables and accrued expenses	2,998
Total liabilities		6,426,342
Net Assets		$87,593,463
Net Assets consist of:
Paid in capital		$87,592,823
Total accumulated earnings (loss)		640
Net Assets		$87,593,463

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($22,271,459 ÷ 22,268,307 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($2,576,910 ÷ 2,577,256 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($3,441,684 ÷ 3,441,085 shares)		$1.00
Class IV :
Net Asset Value, offering price and redemption price per share ($1,210,499 ÷ 1,210,425 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($2,251,514 ÷ 2,251,640 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($55,841,397 ÷ 55,841,952 shares)		$1.00
Statement of Operations
Six months ended September 30, 2024 (Unaudited) Amounts in thousands
Investment Income
Interest		$2,061,959
Expenses
Management fee	$54,025
Transfer agent fees	15,824
Distribution and service plan fees	9,858
Accounting fees and expenses	1,213
Custodian fees and expenses	355
Independent trustees' fees and expenses	95
Registration fees	2,253
Audit fees	24
Legal	16
Miscellaneous	94
Total expenses before reductions	83,757
Expense reductions	(13,941)
Total expenses after reductions		69,816
Net Investment income (loss)		1,992,143
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	172
Total net realized gain (loss)		172
Net increase in net assets resulting from operations		$1,992,315
Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,992,143	$2,834,658
Net realized gain (loss)	172	1,179
Net increase in net assets resulting from operations	1,992,315	2,835,837
Distributions to shareholders	(1,991,614)	(2,834,993)

Share transactions - net increase (decrease)	14,735,172	21,241,300
Total increase (decrease) in net assets	14,735,873	21,242,144

Net Assets
Beginning of period	72,857,590	51,615,446
End of period	$87,593,463	$72,857,590

Financial Highlights
Treasury Only Portfolio Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.050	.025	- B	- B	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.026	.050	.025	- B	- B	.018
Distributions from net investment income	(.026)	(.050)	(.025)	- B	- B	(.018)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.026)	(.050)	(.025)	- B	- B	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.61%	5.14%	2.50%	.02%	.04%	1.80%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G	.21%	.21%	.21%	.21%	.22%
Expenses net of fee waivers, if any	.18 % G	.18%	.18%	.08%	.15%	.18%
Expenses net of all reductions	.18% G	.18%	.18%	.08%	.15%	.18%
Net investment income (loss)	5.15% G	5.04%	2.53%	.02%	.05%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$22,271	$18,071	$14,612	$12,146	$10,871	$15,058

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Only Portfolio Class II

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.049	.023	- B	- B	.016
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.049	.023	- B	- B	.016
Distributions from net investment income	(.025)	(.049)	(.023)	- B	- B	(.016)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.025)	(.049)	(.023)	- B	- B	(.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.53%	4.98%	2.34%	.01%	.02%	1.65%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.36%	.36%	.36%	.37%
Expenses net of fee waivers, if any	.33 % G	.33%	.33%	.09%	.16%	.33%
Expenses net of all reductions	.33% G	.33%	.33%	.09%	.16%	.33%
Net investment income (loss)	5.00% G	4.89%	2.38%	.01%	.03%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$2,577	$2,726	$2,196	$1,126	$943	$830

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Only Portfolio Class III

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.048	.022	- B	- B	.015
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.048	.022	- B	- B	.015
Distributions from net investment income	(.025)	(.048)	(.022)	- B	- B	(.015)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.025)	(.048)	(.022)	- B	- B	(.015)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.48%	4.87%	2.25%	.01%	.01%	1.54%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.43 % G	.43%	.43%	.08%	.17%	.43%
Expenses net of all reductions	.43% G	.43%	.43%	.08%	.17%	.43%
Net investment income (loss)	4.90% G	4.79%	2.28%	.02%	.02%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$3,442	$2,928	$2,484	$1,155	$1,349	$824

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Only Portfolio Class IV

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	.045	.020	- B	- B	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.023	.045	.020	- B	- B	.013
Distributions from net investment income	(.023)	(.045)	(.020)	- B	- B	(.013)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.023)	(.045)	(.020)	- B	- B	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.35%	4.61%	2.02%	.01%	.01%	1.29%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.71% G	.71%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.68 % G	.68%	.66%	.08%	.17%	.68%
Expenses net of all reductions	.68% G	.68%	.66%	.08%	.17%	.68%
Net investment income (loss)	4.65% G	4.54%	2.05%	.01%	.02%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$1,210	$1,378	$795	$196	$334	$109

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Only Portfolio Select Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.050	.024	- B	- B	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.026	.050	.024	- B	- B	.017
Distributions from net investment income	(.026)	(.050)	(.024)	- B	- B	(.017)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.026)	(.050)	(.024)	- B	- B	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.58%	5.08%	2.45%	.01%	.03%	1.75%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G	.26%	.26%	.26%	.26%	.27%
Expenses net of fee waivers, if any	.23 % G	.23%	.23%	.08%	.16%	.23%
Expenses net of all reductions	.23% G	.23%	.23%	.08%	.16%	.23%
Net investment income (loss)	5.10% G	4.99%	2.49%	.01%	.03%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$2,252	$1,962	$1,271	$325	$264	$399

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Only Portfolio Institutional Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.051	.025	- B	.001	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.026	.051	.025	- B	.001	.018
Distributions from net investment income	(.026)	(.051)	(.025)	- B	(.001)	(.018)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.026)	(.051)	(.025)	- B	(.001)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.63%	5.18%	2.54%	.02%	.06%	1.84%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G	.18%	.18%	.18%	.18%	.19%
Expenses net of fee waivers, if any	.14 % G	.14%	.14%	.07%	.13%	.14%
Expenses net of all reductions	.14% G	.14%	.14%	.07%	.13%	.14%
Net investment income (loss)	5.19% G	5.08%	2.57%	.02%	.06%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$55,841	$45,793	$30,257	$18,932	$19,120	$26,551

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Portfolio
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Repurchase Agreement - 51.5%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
4.89% dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations) #	38,165	38,160
4.9% dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations) #	3,397	3,397
With:
ABN AMRO Bank NV at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $102,013,830, 1.00% - 2.38%, 11/15/26 - 2/15/31)	100,014	100,000
Barclays Bank PLC at:
4.89%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $58,147,908, 2.38% - 3.88%, 5/15/29 - 8/15/34)	57,008	57,000
4.9%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $117,315,991, 0.63%, 12/31/27)	115,016	115,000
BMO Capital Markets Corp. at 4.83%, dated 9/25/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $28,583,142, 0.00% - 4.63%, 10/24/24 - 2/15/54)	28,053	28,000
BMO Harris Bank NA at:
4.83%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $27,584,377, 0.00%, 10/24/24 - 4/17/25)	27,076	27,000
5.18%, dated 9/5/24 due 10/4/24 (Collateralized by U.S. Treasury Obligations valued at $55,368,920, 3.63% - 4.38%, 11/15/39 - 5/15/53)	54,225	54,000
BNP Paribas, SA at:
4.85%, dated 9/19/24 due 10/7/24
(Collateralized by U.S. Treasury Obligations valued at $888,905,582, 0.00% - 6.13%, 10/31/24 - 11/15/53)	875,860	870,000
(Collateralized by U.S. Treasury Obligations valued at $695,069,553, 0.00% - 4.76%, 10/24/24 - 2/15/54)	682,932	680,000
5.31%, dated 8/1/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $202,749,759, 0.00% - 4.77%, 12/31/24 - 8/15/53)	198,773	197,000
BofA Securities, Inc. at:
4.88%, dated:
7/1/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $22,744,996, 0.25% - 4.63%, 6/30/25 - 6/30/26) (c)(d)(e)	22,274	22,000
7/2/24 due 10/2/24 (Collateralized by U.S. Treasury Obligations valued at $328,719,853, 0.25% - 5.00%, 11/15/24 - 6/30/26) (c)(d)(e)	321,966	318,000
7/25/24 due 10/25/24 (Collateralized by U.S. Treasury Obligations valued at $73,144,455, 0.25% - 4.77%, 2/15/25 - 7/31/30) (c)(d)(e)	71,885	71,000
4.92%, dated 8/5/24 due 11/5/24 (Collateralized by U.S. Treasury Obligations valued at $253,032,897, 1.00% - 4.84%, 10/31/24 - 7/31/30) (c)(d)(e)	249,093	246,000
CIBC Bank U.S.A. at:
4.84%, dated:
9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $108,294,484, 0.88% - 4.88%, 2/28/25 - 8/15/52)	106,371	106,000
9/23/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $17,358,695, 0.50% - 4.00%, 1/31/25 - 2/15/32)	17,050	17,000
9/27/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $58,171,277, 0.38% - 5.00%, 1/31/25 - 8/15/52)	57,184	57,000
5.17%, dated 9/12/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $27,615,479, 0.38% - 5.00%, 1/31/25 - 8/15/52)	27,074	27,000
Citigroup Global Capital Markets, Inc. at 4.89%, dated 9/27/24 due 11/27/24 (Collateralized by U.S. Treasury Obligations valued at $1,168,534,589, 0.00% - 3.63%, 1/15/25 - 9/30/31)	1,154,487	1,145,000
Credit AG at 4.84%, dated 9/20/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $11,236,613, 1.38%, 12/31/28)	11,031	11,000
Federal Reserve Bank of New York at 4.8%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $15,553,073,566, 1.75% - 4.75%, 11/15/29 - 2/15/41)	15,553,073	15,551,000
FICC ACAFB Repo Program at:
4.88%, dated:
9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,140,427,072, 1.25% - 5.00%, 8/31/25 - 4/30/29)	1,112,151	1,112,000
10/1/24 due 10/2/24 (f)	1,114,151	1,114,000
4.89%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $198,927,456, 3.75% - 4.63%, 9/30/28 - 8/31/31)	195,026	195,000
Ficc Citi Gc Repo (GOV) at 4.87%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $434,578,781, 0.00% - 6.75%, 11/7/24 - 8/15/54)	426,058	426,000
Ficc Ing Finance Markets Dvp (GOV) at:
4.86%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $175,702,580, 3.13%, 8/31/27)	172,023	172,000
4.88%, dated 10/1/24 due 10/2/24 (f)	172,023	172,000
4.89%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $852,260,809, 3.63%, 9/30/31)	833,113	833,000
Ficc Mizuho Securities Gc Repo(GOV) at 4.89%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $175,463,871, 0.00% - 4.63%, 10/15/24 - 11/15/41)	172,023	172,000
Ficc Natixis Dvp Repo (GOV REP at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $234,659,592, 3.63%, 9/15/27)	230,031	230,000
Ficc Nomura Gc Repo (GOV) at 4.9%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $263,195,854, 0.00% - 5.00%, 10/31/24 - 3/31/31)	258,035	258,000
Fixed Income Clearing Corp. - BNP at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $616,163,632, 0.50% - 4.84%, 4/30/25 - 5/15/54)	604,082	604,000
Fixed Income Clearing Corp. - BNYM at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $3,045,720,052, 0.38% - 4.25%, 7/15/25 - 3/15/27)	2,986,405	2,986,000
Fixed Income Clearing Corp. - SSB at 4.88%, dated 9/30/24 due 10/1/24
(Collateralized by U.S. Treasury Obligations valued at $115,243,197, 4.38%, 5/15/34)	113,015	113,000
(Collateralized by U.S. Treasury Obligations valued at $1,935,019,314, 1.00% - 4.38%, 7/31/28 - 8/31/28)	1,897,257	1,897,000
Goldman Sachs & Co. at:
4.87%, dated:
9/13/24 due 10/7/24
(Collateralized by U.S. Treasury Obligations valued at $109,416,174, 1.88% - 2.50%, 2/28/26 - 6/30/26) (c)(d)(e)	107,796	107,000
(Collateralized by U.S. Treasury Obligations valued at $109,416,205, 0.00% - 0.88%, 3/13/25 - 6/30/26) (c)(d)(e)	107,767	107,000
9/16/24 due 10/7/24
(Collateralized by U.S. Treasury Obligations valued at $109,367,376, 0.50% - 1.25%, 10/31/27 - 7/31/28) (c)(d)(e)	107,854	107,000
(Collateralized by U.S. Treasury Obligations valued at $109,367,386, 0.63% - 5.00%, 2/28/25 - 11/30/27) (c)(d)(e)	107,825	107,000
9/20/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $112,366,627, 4.25%, 6/30/29) (c)(d)(e)	110,893	110,000
9/30/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $114,255,455, 0.50% - 4.38%, 10/31/24 - 8/15/42)	112,106	112,000
4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $100,993,709, 0.00% - 1.63%, 3/6/25 - 11/30/26)	99,013	99,000
HSBC Securities, Inc. at 4.85%, dated 9/26/24 due 10/3/24 (Collateralized by U.S. Treasury Obligations valued at $113,296,292, 3.13% - 4.00%, 4/30/25 - 11/15/41)	111,105	111,000
ING Financial Markets LLC at:
4.84%, dated 9/24/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $8,167,693, 3.75%, 8/31/26)	8,008	8,000
4.85%, dated:
9/26/24 due 10/3/24 (Collateralized by U.S. Treasury Obligations valued at $5,103,451, 3.75%, 8/31/26)	5,005	5,000
9/27/24 due 10/4/24 (Collateralized by U.S. Treasury Obligations valued at $8,164,476, 3.75%, 8/31/26)	8,008	8,000
J.P. Morgan Securities, LLC at 4.86%, dated 9/30/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,667,925,141, 2.00% - 2.63%, 2/15/29 - 11/15/41) (c)(d)(e)	1,641,622	1,635,000
Lloyds Bank Corp. Markets PLC at:
4.85%, dated 9/26/24 due 10/2/24 (Collateralized by U.S. Treasury Obligations valued at $122,539,262, 1.88% - 4.63%, 9/15/26 - 8/31/29)	120,097	120,000
5.21%, dated 9/10/24 due 10/10/24 (Collateralized by U.S. Treasury Obligations valued at $38,848,882, 3.63% - 4.63%, 9/15/26 - 3/31/30)	38,165	38,000
5.22%, dated:
9/6/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $293,868,899, 3.50% - 4.63%, 9/15/26 - 8/15/33)	288,290	287,000
9/13/24 due 10/10/24 (Collateralized by U.S. Treasury Obligations valued at $309,692,506, 4.13% - 4.63%, 11/15/25 - 4/30/29)	304,186	303,000
Lloyds Bank PLC at:
4.84%, dated 9/25/24 due 11/25/24 (Collateralized by U.S. Treasury Obligations valued at $18,381,698, 1.88% - 2.25%, 2/15/27 - 2/15/32)	18,148	18,000
4.87%, dated:
9/19/24 due 11/19/24 (Collateralized by U.S. Treasury Obligations valued at $24,546,891, 2.25%, 2/15/27 - 8/15/27)	24,198	24,000
9/20/24 due 11/20/24 (Collateralized by U.S. Treasury Obligations valued at $46,005,930, 2.25% - 3.50%, 1/31/25 - 1/31/28)	45,371	45,000
5.16%, dated 8/28/24 due 11/29/24 (Collateralized by U.S. Treasury Obligations valued at $51,289,524, 3.50%, 2/15/33)	50,667	50,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 4.88%, dated 9/19/24 due 12/12/24 (Collateralized by U.S. Treasury Obligations valued at $53,126,282, 3.75%, 8/15/41)	52,592	52,000
Mizuho Securities U.S.A., Inc. at 4.85%, dated 9/26/24 due 10/3/24 (Collateralized by U.S. Treasury Obligations valued at $42,868,873, 0.63% - 2.50%, 2/28/26 - 12/31/27)	42,040	42,000
MUFG Securities (Canada), Ltd. at:
4.86%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $27,584,627, 0.63% - 4.76%, 10/31/25 - 2/15/54)	27,182	27,000
4.88%, dated 9/19/24 due 12/12/24 (Collateralized by U.S. Treasury Obligations valued at $53,126,478, 0.25% - 4.76%, 9/30/25 - 5/15/54)	52,592	52,000
MUFG Securities EMEA PLC at:
4.87%, dated:
9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $167,843,329, 0.38% - 4.38%, 1/31/26 - 2/15/43)	165,109	164,000
9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $67,327,080, 3.50%, 9/30/26)	66,009	66,000
5.15%, dated 9/9/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $171,221,584, 0.38% - 4.38%, 1/31/26 - 2/15/32)	167,717	167,000
Natixis SA at 4.85%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $142,130,407, 0.63% - 6.25%, 12/31/24 - 5/15/54)	139,936	139,000
NatWest Markets Securities, Inc. at:
4.85%, dated 9/26/24 due 10/3/24 (Collateralized by U.S. Treasury Obligations valued at $113,296,343, 4.76%, 4/30/25)	111,105	111,000
4.87%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $28,563,869, 1.63% - 3.88%, 5/15/26 - 8/15/33)	28,004	28,000
Norinchukin Bank at:
4.85%, dated 9/24/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $56,145,440, 0.00%, 5/15/32 - 8/15/33)	55,052	55,000
4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $18,362,506, 0.00%, 8/15/33 - 8/15/33)	18,002	18,000
Prudential Insurance Co. of America at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $147,215,443, 0.00% - 6.63%, 11/12/24 - 2/15/36)	144,333	144,313
RBC Dominion Securities at 4.85%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $222,399,455, 0.00% - 6.00%, 1/31/25 - 5/15/54)	218,462	217,000
SMBC Nikko Securities America, Inc. at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $665,130,176, 0.00% - 4.88%, 12/12/24 - 5/15/50)	652,088	652,000
Societe Generale at 4.85%, dated 9/26/24 due 10/3/24
(Collateralized by U.S. Treasury Obligations valued at $116,358,365, 0.63% - 3.38%, 11/30/27 - 5/15/33)	114,108	114,000
(Collateralized by U.S. Treasury Obligations valued at $58,179,226, 3.13% - 4.75%, 2/15/43 - 11/15/43)	57,054	57,000
Sumitomo Mitsui Trust Bank Ltd. at 4.92%, dated 9/25/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $13,373,628, 1.63% - 4.38%, 8/31/28 - 8/15/29)	13,025	13,000
TD Securities (U.S.A.) at:
4.85%, dated 9/25/24 due 10/2/24 (Collateralized by U.S. Treasury Obligations valued at $56,145,390, 0.38% - 2.75%, 2/28/25 - 2/15/31)	55,052	55,000
4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $85,691,617, 1.88% - 3.88%, 3/31/25 - 2/28/29)	84,011	84,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $35,682,870)		35,682,870

U.S. Treasury Debt - 50.1%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Notes
10/15/24	4.83 to 5.14	109,111	108,954

U.S. Treasury Obligations - 49.9%
U.S. Treasury Bills
10/1/24 to 4/3/25	4.33 to 5.49	25,417,980	25,252,469
U.S. Treasury Notes
10/31/24 to 7/31/26 (c)	4.72 to 5.20	9,349,725	9,328,753
TOTAL U.S. TREASURY OBLIGATIONS			34,581,222
TOTAL U.S. TREASURY DEBT (Cost $34,690,176)			34,690,176

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $70,373,046)	70,373,046
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(1,110,710)
NET ASSETS - 100.0%	69,262,336

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(d)	The maturity amount is based on the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$38,160,000 due 10/01/24 at 4.89%
Royal Bank of Canada	38,160
38,160
$3,397,000 due 10/01/24 at 4.90%
ING Financial Markets LLC	3,397
3,397
Treasury Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited) Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including repurchase agreements of $35,682,870) - See accompanying schedule Unaffiliated issuers (cost $70,373,046):		$70,373,046
Cash		326,001
Receivable for fund shares sold		231,598
Interest receivable		102,833
Prepaid expenses		82
Receivable from investment adviser for expense reductions		2,056
Other receivables		531
Total assets		71,036,147
Liabilities
Payable for investments purchased	$1,462,991
Payable for fund shares redeemed	164,092
Distributions payable	133,504
Accrued management fee	7,612
Distribution and service plan fees payable	1,419
Other affiliated payables	2,587
Other payables and accrued expenses	1,606
Total liabilities		1,773,811
Net Assets		$69,262,336
Net Assets consist of:
Paid in capital		$69,262,427
Total accumulated earnings (loss)		(91)
Net Assets		$69,262,336

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($26,949,184 ÷ 26,941,770 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($675,454 ÷ 675,045 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($4,842,442 ÷ 4,842,331 shares)		$1.00
Class IV :
Net Asset Value, offering price and redemption price per share ($901,291 ÷ 901,093 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($334,052 ÷ 333,995 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($35,559,913 ÷ 35,563,613 shares)		$1.00
Statement of Operations
Six months ended September 30, 2024 (Unaudited) Amounts in thousands
Investment Income
Interest		$1,701,152
Expenses
Management fee	$44,582
Transfer agent fees	14,082
Distribution and service plan fees	8,144
Accounting fees and expenses	1,084
Custodian fees and expenses	191
Independent trustees' fees and expenses	81
Registration fees	812
Audit fees	26
Legal	14
Miscellaneous	98
Total expenses before reductions	69,114
Expense reductions	(10,207)
Total expenses after reductions		58,907
Net Investment income (loss)		1,642,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6
Total net realized gain (loss)		6
Net increase in net assets resulting from operations		$1,642,251
Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,642,245	$3,002,477
Net realized gain (loss)	6	112
Net increase in net assets resulting from operations	1,642,251	3,002,589
Distributions to shareholders	(1,642,232)	(3,002,772)

Share transactions - net increase (decrease)	8,062,283	1,689,179
Total increase (decrease) in net assets	8,062,302	1,688,996

Net Assets
Beginning of period	61,200,034	59,511,038
End of period	$69,262,336	$61,200,034

Financial Highlights
Treasury Portfolio Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.051	.026	- B	- B	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.026	.051	.026	- B	- B	.018
Distributions from net investment income	(.026)	(.051)	(.026)	- B	- B	(.018)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.026)	(.051)	(.026)	- B	- B	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.61%	5.25%	2.62%	.02%	.05%	1.82%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18 % G	.18%	.18%	.08%	.15%	.18%
Expenses net of all reductions	.18% G	.18%	.18%	.08%	.15%	.18%
Net investment income (loss)	5.15% G	5.13%	2.96%	.01%	.06%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$26,949	$22,862	$22,834	$9,402	$10,411	$12,043

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Portfolio Class II

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.050	.024	- B	- B	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.050	.024	- B	- B	.017
Distributions from net investment income	(.025)	(.050)	(.024)	- B	- B	(.017)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.025)	(.050)	(.024)	- B	- B	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.54%	5.09%	2.46%	.01%	.01%	1.67%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33 % G	.33%	.33%	.08%	.19%	.33%
Expenses net of all reductions	.33% G	.33%	.33%	.08%	.19%	.33%
Net investment income (loss)	5.00% G	4.98%	2.81%	.01%	.02%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$675	$765	$513	$411	$648	$884

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Portfolio Class III

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.049	.023	- B	- B	.016
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.049	.023	- B	- B	.016
Distributions from net investment income	(.025)	(.049)	(.023)	- B	- B	(.016)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.025)	(.049)	(.023)	- B	- B	(.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.48%	4.99%	2.37%	.01%	.01%	1.56%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43 % G	.43%	.42%	.08%	.19%	.43%
Expenses net of all reductions	.43% G	.43%	.42%	.08%	.19%	.43%
Net investment income (loss)	4.90% G	4.88%	2.71%	.01%	.02%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$4,842	$3,989	$3,041	$2,612	$2,309	$2,469

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Portfolio Class IV

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	.046	.021	- B	- B	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.023	.046	.021	- B	- B	.013
Distributions from net investment income	(.023)	(.046)	(.021)	- B	- B	(.013)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.023)	(.046)	(.021)	- B	- B	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.36%	4.73%	2.14%	.01%	.01%	1.32%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.71% G	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68 % G	.68%	.65%	.08%	.19%	.67%
Expenses net of all reductions	.68% G	.68%	.65%	.08%	.19%	.67%
Net investment income (loss)	4.65% G	4.63%	2.49%	.01%	.02%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$901	$871	$975	$1,146	$988	$1,033

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Portfolio Select Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.051	.025	- B	- B	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.026	.051	.025	- B	- B	.018
Distributions from net investment income	(.026)	(.051)	(.025)	- B	- B	(.018)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.026)	(.051)	(.025)	- B	- B	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.59%	5.20%	2.56%	.01%	.03%	1.77%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23 % G	.23%	.23%	.08%	.17%	.23%
Expenses net of all reductions	.23% G	.23%	.23%	.08%	.17%	.23%
Net investment income (loss)	5.10% G	5.08%	2.91%	.01%	.03%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$334	$259	$214	$254	$198	$424

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Portfolio Institutional Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.052	.026	- B	.001	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.026	.052	.026	- B	.001	.018
Distributions from net investment income	(.026)	(.052)	(.026)	- B	(.001)	(.018)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.026)	(.052)	(.026)	- B	(.001)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.63%	5.29%	2.66%	.02%	.07%	1.86%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14 % G	.14%	.14%	.07%	.13%	.14%
Expenses net of all reductions	.14% G	.14%	.14%	.07%	.13%	.14%
Net investment income (loss)	5.19% G	5.17%	3.00%	.02%	.07%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$35,560	$32,455	$31,934	$10,195	$12,539	$19,926

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Government Portfolio
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government Agency Repurchase Agreement - 18.1%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
4.89% dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations)#	13,323,343	13,321,533
4.89% dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations)#	1,894,937	1,894,679
With:
ABN AMRO Bank NV at 4.9%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $328,503,004, 1.25% - 6.00%, 3/1/25 - 9/1/54)	322,044	322,000
Bank of America NA at 5.08%, dated 9/4/24 due 12/31/24 (Collateralized by U.S. Government Obligations valued at $144,367,954, 3.00% - 3.50%, 4/1/42 - 6/1/43)	143,348	141,000
Barclays Bank PLC at 4.91%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $440,024,455, 5.50% - 6.50%, 9/1/53 - 7/20/54)	431,059	431,000
BMO Capital Markets Corp. at 5.22%, dated 8/28/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $256,405,379, 0.00% - 7.00%, 1/21/25 - 9/15/66)	251,048	249,279
BMO Harris Bank NA at:
4.85%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $333,227,849, 3.50% - 6.45%, 7/20/48 - 6/20/72)	324,436	323,000
5.11%, dated 9/13/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $218,917,910, 4.00% - 6.55%, 4/20/52 - 5/20/54)	212,963	212,000
5.16%, dated 9/12/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $167,314,416, 6.45% - 6.50%, 4/20/54 - 8/20/54)	162,813	162,000
BNP Paribas, SA at:
4.85%, dated 9/26/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $286,393,000, 0.00% - 7.33%, 10/31/24 - 9/20/64)	281,207	280,000
4.86%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $543,519,077, 2.00% - 8.00%, 6/1/30 - 8/20/64)	534,298	532,000
4.87%, dated 9/3/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $330,909,477, 0.00% - 7.00%, 1/15/25 - 10/1/54) (a)(b)(c)	323,939	320,000
BofA Securities, Inc. at:
4.88%, dated 7/2/24 due 10/2/24 (Collateralized by U.S. Government Obligations valued at $171,595,849, 1.50% - 7.50%, 7/1/25 - 8/20/54) (a)(b)(c)	168,070	166,000
4.9%, dated:
7/2/24 due 10/2/24 (Collateralized by U.S. Government Obligations valued at $727,768,096, 1.50% - 7.55%, 1/1/25 - 9/1/54) (a)(b)(c)	712,816	704,000
7/18/24 due 10/18/24 (Collateralized by U.S. Government Obligations valued at $402,212,044, 1.50% - 7.50%, 7/1/26 - 9/20/54) (a)(b)(c)	394,884	390,000
7/25/24 due 10/25/24 (Collateralized by U.S. Government Obligations valued at $135,991,935, 2.00% - 7.50%, 4/1/25 - 8/20/64) (a)(b)(c)	133,653	132,000
7/26/24 due 10/28/24 (Collateralized by U.S. Government Obligations valued at $135,971,739, 2.00% - 7.50%, 9/1/26 - 7/20/54) (a)(b)(c)	133,689	132,000
7/30/24 due 10/30/24 (Collateralized by U.S. Government Obligations valued at $545,622,174, 1.50% - 7.00%, 8/1/28 - 9/1/54) (a)(b)(c)	536,637	530,000
4.93%, dated:
9/4/24 due 12/4/24 (Collateralized by U.S. Government Obligations valued at $70,655,733, 1.50% - 8.00%, 6/1/26 - 9/15/59) (a)(b)(c)	69,860	69,000
9/6/24 due 12/6/24 (Collateralized by U.S. Government Obligations valued at $286,632,682, 2.00% - 7.50%, 2/1/27 - 9/20/54) (a)(b)(c)	283,489	280,000
4.94%, dated 8/16/24 due 11/29/24 (Collateralized by U.S. Government Obligations valued at $337,858,868, 1.00% - 7.50%, 1/1/26 - 9/20/54) (a)(b)(c)	333,740	329,000
5.14%, dated 8/27/24 due 11/27/24 (Collateralized by U.S. Government Obligations valued at $142,495,452, 0.00% - 7.00%, 4/1/26 - 10/1/54)	140,826	139,000
5.29%, dated 8/1/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $202,741,148, 1.50% - 7.50%, 12/1/28 - 4/20/73)	199,663	197,000
CIBC Bank U.S.A. at:
4.85%, dated:
9/19/24 due 10/7/24
(Collateralized by U.S. Government Obligations valued at $168,572,114, 1.50% - 7.00%, 3/31/27 - 10/1/54)	165,578	165,000
(Collateralized by U.S. Government Obligations valued at $110,338,092, 2.00% - 7.00%, 2/1/30 - 7/1/54)	108,378	108,000
9/23/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $467,663,531, 2.00% - 7.00%, 2/28/25 - 9/1/61)	459,728	458,000
4.91%, dated 9/19/24 due 11/8/24 (Collateralized by U.S. Government Obligations valued at $13,632,973, 0.00% - 7.05%, 6/1/29 - 11/20/70)	13,089	13,000
Citibank NA at 4.85%, dated 9/25/24 due 10/2/24 (Collateralized by U.S. Government Obligations valued at $329,791,412, 1.27% - 9.00%, 12/1/24 - 7/15/65)	323,305	323,000
Citigroup Global Capital Markets, Inc. at:
4.85%, dated:
9/19/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $328,971,079, 0.75% - 4.88%, 4/30/26 - 1/31/31)	323,258	322,000
9/25/24 due 10/2/24 (Collateralized by U.S. Government Obligations valued at $495,099,907, 0.75% - 3.38%, 4/30/26 - 5/15/33)	485,457	485,000
4.91%, dated:
9/25/24 due 11/26/24 (Collateralized by U.S. Government Obligations valued at $726,834,337, 1.13% - 8.00%, 8/31/28 - 3/15/59)	718,021	712,000
9/27/24 due 11/27/24 (Collateralized by U.S. Government Obligations valued at $285,755,906, 2.00% - 6.50%, 1/31/31 - 12/15/65)	282,330	280,000
5.22%, dated 9/13/24 due 11/14/24 (Collateralized by U.S. Government Obligations valued at $579,849,473, 0.88% - 7.50%, 9/30/25 - 11/20/63)	572,097	567,000
5.28%, dated 9/4/24 due 11/5/24 (Collateralized by U.S. Government Obligations valued at $627,736,097, 0.63% - 8.00%, 5/15/30 - 9/20/54)	618,574	613,000
Ficc Mississippi Gc Repo (GOV) at 4.91%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $879,359,919, 1.50% - 9.00%, 2/1/25 - 9/1/54)	862,118	862,000
Ficc Mizuho Securities Gc Repo(GOV) at 4.91%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $1,098,689,829, 1.50% - 8.00%, 1/1/25 - 12/1/62)	1,077,147	1,077,000
FICC State Street GC (Gov. Repo) at 4.9%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $660,539,699, 1.50% - 7.50%, 9/30/25 - 10/1/54)	646,088	646,000
Goldman Sachs & Co. at:
4.85%, dated:
9/24/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $994,416,907, 1.50% - 7.00%, 11/1/30 - 9/20/64)	974,919	974,000
9/25/24 due 10/2/24 (Collateralized by U.S. Government Obligations valued at $1,098,407,163, 1.50% - 7.50%, 10/15/26 - 9/1/54)	1,077,015	1,076,000
9/26/24 due 10/3/24 (Collateralized by U.S. Government Obligations valued at $1,084,990,371, 2.00% - 7.00%, 1/1/29 - 1/15/58)	1,064,002	1,063,000
9/27/24 due 10/4/24 (Collateralized by U.S. Government Obligations valued at $1,091,988,144, 1.38% - 7.50%, 8/31/26 - 7/15/58)	1,071,009	1,070,000
4.9%, dated 9/30/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $1,313,938,817, 3.00% - 6.50%, 2/15/41 - 9/20/54)	1,289,227	1,288,000
ING Financial Markets LLC at 4.89%, dated:
9/19/24 due 11/8/24 (Collateralized by U.S. Government Obligations valued at $649,777,414, 2.00% - 7.00%, 9/1/45 - 5/1/54)	640,320	636,000
9/20/24 due 11/8/24 (Collateralized by U.S. Government Obligations valued at $218,606,147, 4.00% - 5.50%, 1/1/49 - 10/1/53)	215,424	214,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 4.89%, dated 9/19/24 due 12/12/24 (Collateralized by U.S. Government Obligations valued at $924,604,653, 2.00% - 7.00%, 5/1/25 - 9/1/54)	915,326	905,000
MUFG Securities (Canada), Ltd. at 4.89%, dated 9/19/24 due 12/12/24 (Collateralized by U.S. Government Obligations valued at $202,299,250, 0.00% - 7.00%, 12/17/24 - 7/20/54)	200,259	198,000
RBC Dominion Securities at 4.85%, dated 9/24/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $220,660,246, 0.00% - 7.00%, 2/27/25 - 10/1/54)	216,204	216,000
RBC Financial Group at 4.86%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $2,206,900,064, 0.00% - 8.50%, 7/15/26 - 6/1/56)	2,171,560	2,157,000
SMBC Nikko Securities America, Inc. at 4.9%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $264,216,058, 0.00% - 7.00%, 1/23/25 - 9/1/54)	259,035	259,000
TD Securities (U.S.A.) at 4.9%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $547,814,554, 4.00% - 7.00%, 1/1/42 - 8/1/54)	537,073	537,000
Wells Fargo Securities, LLC at:
4.89%, dated 9/19/24 due:
10/21/24 (Collateralized by U.S. Government Obligations valued at $722,315,458, 1.50% - 6.50%, 11/1/24 - 1/1/57)	710,073	707,000
11/08/24 (Collateralized by U.S. Government Obligations valued at $578,261,032, 2.00% - 6.50%, 6/1/26 - 10/1/54)	569,844	566,000
5%, dated 9/16/24 due 11/15/24 (Collateralized by U.S. Government Obligations valued at $286,195,000, 2.00% - 7.50%, 10/1/25 - 10/1/54)	282,333	280,000
5.17%, dated 8/26/24 due 11/26/24 (Collateralized by U.S. Government Obligations valued at $284,000,732, 2.00% - 7.00%, 1/1/27 - 6/1/56)	280,660	277,000
5.21%, dated 8/19/24 due 11/19/24 (Collateralized by U.S. Government Obligations valued at $567,570,177, 1.50% - 7.00%, 7/1/25 - 10/1/54)	560,363	553,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $40,863,491)		40,863,491

U.S. Treasury Repurchase Agreement - 32.5%
	Maturity Amount ($) (000s)	Value ($) (000s)
With:
ABN AMRO Bank NV at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $346,847,045, 0.63% - 4.63%, 1/31/26 - 2/15/34)	340,046	340,000
Barclays Bank PLC at:
4.89%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $198,927,047, 1.25% - 4.63%, 11/15/26 - 11/15/42)	195,026	195,000
4.9%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $397,336,394, 0.00% - 4.75%, 10/31/24 - 8/15/54)	389,053	389,000
BMO Capital Markets Corp. at 4.83%, dated 9/25/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $100,200,999, 0.00% - 5.00%, 12/19/24 - 8/15/54)	98,184	98,000
BMO Harris Bank NA at:
4.83%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $99,039,219, 3.00% - 3.63%, 11/15/44 - 2/15/53)	96,270	96,000
5.18%, dated 9/5/24 due 10/4/24 (Collateralized by U.S. Treasury Obligations valued at $193,200,221, 4.13% - 4.63%, 9/30/27 - 5/31/31)	189,493	188,706
BNP Paribas, SA at:
4.85%, dated 9/19/24 due 10/7/24
(Collateralized by U.S. Treasury Obligations valued at $3,160,763,325, 0.00% - 5.38%, 10/29/24 - 5/15/54)	3,112,828	3,092,000
(Collateralized by U.S. Treasury Obligations valued at $2,475,647,592, 0.00% - 6.25%, 10/15/24 - 5/15/54)	2,428,424	2,418,000
5.31%, dated 8/1/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $645,408,574, 1.13% - 6.75%, 10/31/24 - 2/15/52)	632,641	627,000
BofA Securities, Inc. at 4.88%, dated:
dated: 7/1/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $70,302,673, 0.75% - 4.73%, 10/31/24 - 4/30/26) (a)(b)(c)	68,848	68,000
7/25/24 due 10/25/24 (Collateralized by U.S. Treasury Obligations valued at $232,826,012, 0.25% - 7.50%, 11/15/24 - 7/31/30) (a)(b)(c)	228,818	226,000
CIBC Bank U.S.A. at:
4.84%, dated:
9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $384,143,162, 0.88% - 4.88%, 2/28/25 - 11/15/51)	377,314	376,000
9/23/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $60,244,728, 0.50% - 4.63%, 1/31/25 - 2/15/36)	59,175	59,000
9/27/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $198,017,091, 0.50% - 5.00%, 12/31/24 - 5/15/54)	194,626	194,000
5.17%, dated 9/12/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $100,232,766, 0.38% - 4.63%, 1/31/25 - 11/15/49)	98,267	98,000
Credit AG at 4.84%, dated 9/20/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $38,817,360, 1.88%, 2/28/27)	38,107	38,000
Federal Reserve Bank of New York at 4.8%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $13,356,780,764, 0.75%, 11/15/24)	13,356,781	13,355,000
FICC ACAFB Repo Program at:
4.88%, dated:
9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $3,870,036,199, 0.63% - 4.88%, 2/15/27 - 5/15/40)	3,764,510	3,764,000
10/1/24 due 10/2/24 (f)	3,777,512	3,777,000
4.89%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $675,178,062, 1.13% - 4.13%, 8/31/28 - 7/31/31)	662,090	662,000
Ficc Citi Gc Repo (GOV) at 4.87%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,473,079,248, 0.00% - 6.75%, 10/15/24 - 8/15/54)	1,444,195	1,444,000
Ficc Ing Finance Markets Dvp (GOV) at:
4.86%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $594,783,405, 2.88% - 3.63%, 5/15/28 - 4/30/30)	582,079	582,000
4.88%, dated 10/1/24 due 10/2/24 (f)	584,079	584,000
4.89%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,885,865,177, 2.88% - 4.63%, 9/30/27 - 2/15/34)	2,823,383	2,823,000
Ficc Mizuho Securities Gc Repo(GOV) at 4.89%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $595,760,915, 0.00% - 6.50%, 10/31/24 - 8/15/54)	584,079	584,000
Ficc Natixis Dvp Repo (GOV REP at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $794,781,230, 3.63%, 9/15/27)	779,106	779,000
Ficc Nomura Gc Repo (GOV) at 4.9%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $893,641,666, 0.00% - 5.50%, 10/24/24 - 8/15/33)	876,119	876,000
Fixed Income Clearing Corp. - BNP at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,089,243,171, 0.00% - 6.75%, 10/31/24 - 5/15/54)	2,048,278	2,048,000
Fixed Income Clearing Corp. - BNYM at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $10,327,500,019, 0.13% - 4.75%, 10/31/25 - 2/15/51)	10,126,373	10,125,000
Fixed Income Clearing Corp. - SSB at 4.88%, dated 9/30/24 due 10/1/24
(Collateralized by U.S. Treasury Obligations valued at $393,662,366, 4.38%, 5/15/34)	386,052	386,000
(Collateralized by U.S. Treasury Obligations valued at $6,563,040,298, 0.38% - 4.13%, 9/30/27 - 3/31/28)	6,434,407	6,433,535
Goldman Sachs & Co. at:
4.87%, dated:
9/13/24 due 10/7/24
(Collateralized by U.S. Treasury Obligations valued at $385,512,969, 1.13% - 4.63%, 2/28/26 - 2/29/28) (a)(b)(c)	379,805	377,000
(Collateralized by U.S. Treasury Obligations valued at $385,512,911, 0.38%, 11/30/25) (a)(b)(c)	379,703	377,000
9/16/24 due 10/7/24
(Collateralized by U.S. Treasury Obligations valued at $385,341,150, 0.00% - 4.50%, 10/31/24 - 12/31/26) (a)(b)(c)	380,009	377,000
(Collateralized by U.S. Treasury Obligations valued at $385,341,135, 0.38% - 5.00%, 9/30/25 - 8/15/28) (a)(b)(c)	379,907	377,000
9/20/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $394,304,721, 0.00% - 4.00%, 10/10/24 - 7/31/29) (a)(b)(c)	389,133	386,000
9/30/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $388,672,651, 0.25% - 4.63%, 4/30/25 - 2/15/28)	381,361	381,000
4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $340,726,254, 3.50%, 9/30/26)	334,045	334,000
HSBC Securities, Inc. at 4.85%, dated 9/26/24 due 10/3/24 (Collateralized by U.S. Treasury Obligations valued at $385,819,752, 0.38% - 5.25%, 10/31/24 - 8/15/42)	378,356	378,000
ING Financial Markets LLC at:
4.84%, dated 9/24/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $29,607,936, 3.75%, 8/31/26)	29,027	29,000
4.85%, dated:
4.85%, dated: 9/26/24 due 10/3/24 (Collateralized by U.S. Treasury Obligations valued at $19,393,093, 3.75%, 8/31/26)	19,018	19,000
9/27/24 due 10/4/24 (Collateralized by U.S. Treasury Obligations valued at $29,595,974, 3.75%, 8/31/26)	29,027	29,000
J.P. Morgan Securities, LLC at 4.86%, dated 9/30/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $5,654,468,213, 1.00% - 6.25%, 1/31/26 - 2/15/43) (a)(b)(c)	5,565,297	5,542,848
Lloyds Bank Corp. Markets PLC at:
4.85%, dated 9/26/24 due 10/2/24 (Collateralized by U.S. Treasury Obligations valued at $421,626,212, 1.50% - 4.63%, 9/15/26 - 1/31/30)	413,334	413,000
5.21%, dated 9/10/24 due 10/10/24 (Collateralized by U.S. Treasury Obligations valued at $135,973,526, 3.63% - 4.63%, 9/15/26 - 3/31/30)	133,577	133,000
Lloyds Bank PLC at:
4.84%, dated 9/25/24 due 11/25/24 (Collateralized by U.S. Treasury Obligations valued at $63,335,276, 1.88% - 2.25%, 2/15/27 - 2/15/32)	62,508	62,000
4.87%, dated:
9/19/24 due 11/19/24 (Collateralized by U.S. Treasury Obligations valued at $88,894,250, 2.25% - 3.50%, 2/15/27 - 1/31/28)	87,718	87,000
9/20/24 due 11/20/24 (Collateralized by U.S. Treasury Obligations valued at $165,561,004, 0.50% - 3.88%, 2/15/27 - 12/31/27)	163,337	162,000
5.16%, dated 8/28/24 due 11/29/24 (Collateralized by U.S. Treasury Obligations valued at $174,208,370, 4.13%, 7/31/28)	172,266	170,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 4.88%, dated 9/19/24 due 12/12/24 (Collateralized by U.S. Treasury Obligations valued at $192,751,813, 0.50% - 4.63%, 12/31/26 - 5/15/54)	189,129	187,000
Mizuho Securities U.S.A., Inc. at 4.85%, dated 9/26/24 due 10/3/24 (Collateralized by U.S. Treasury Obligations valued at $144,937,600, 4.74%, 4/30/26)	142,134	142,000
MUFG Securities (Canada), Ltd. at:
4.86%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $99,107,826, 0.25% - 4.76%, 5/15/25 - 5/15/50)	97,655	97,000
4.88%, dated 9/19/24 due 12/12/24 (Collateralized by U.S. Treasury Obligations valued at $191,469,777, 0.00% - 4.76%, 12/26/24 - 2/15/54)	189,129	187,000
MUFG Securities EMEA PLC at:
4.87%, dated:
9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $593,385,785, 1.13% - 5.38%, 10/31/26 - 11/15/31)	584,930	581,000
9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $228,490,523, 3.63% - 3.75%, 8/31/26 - 9/30/31)	224,030	224,000
5.15%, dated 9/9/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $594,330,585, 0.38% - 4.88%, 1/31/26 - 2/15/43)	583,493	581,000
Natixis SA at 4.85%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $508,871,770, 0.00% - 5.00%, 10/31/24 - 11/15/53)	501,355	498,000
NatWest Markets Securities, Inc. at:
4.85%, dated 9/26/24 due 10/3/24 (Collateralized by U.S. Treasury Obligations valued at $385,819,762, 1.63% - 4.63%, 2/15/26 - 5/15/33)	378,356	378,000
4.87%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $97,933,318, 1.50% - 2.75%, 10/31/24 - 8/31/25)	96,013	96,000
Norinchukin Bank at:
4.85%, dated 9/24/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $190,894,244, 0.00% - 4.38%, 5/15/32 - 5/15/34)	187,176	187,000
4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $63,248,654, 4.38%, 5/15/34)	62,008	62,000
Prudential Insurance Co. of America at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $496,169,928, 0.00% - 7.50%, 11/12/24 - 11/15/42)	486,416	486,350
RBC Dominion Securities at 4.85%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $796,226,751, 0.00% - 5.00%, 11/15/24 - 5/15/54)	784,247	779,000
SMBC Nikko Securities America, Inc. at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,368,023,399, 0.00% - 5.50%, 10/15/24 - 8/15/48)	1,341,182	1,341,000
Societe Generale at 4.85%, dated 9/26/24 due 10/3/24
(Collateralized by U.S. Treasury Obligations valued at $393,985,220, 2.38% - 4.63%, 6/15/27 - 3/31/31)	386,364	386,000
(Collateralized by U.S. Treasury Obligations valued at $197,931,752, 2.00% - 3.13%, 11/15/41 - 8/15/45)	193,182	193,000
Sumitomo Mitsui Trust Bank Ltd. at 4.92%, dated 9/25/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $46,037,913, 1.63% - 4.38%, 8/31/28 - 8/15/29)	45,086	45,000
TD Securities (U.S.A.) at:
4.85%, dated 9/25/24 due 10/2/24 (Collateralized by U.S. Treasury Obligations valued at $194,977,489, 2.75% - 5.00%, 9/30/25 - 2/15/28)	191,180	191,000
4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $291,759,561, 0.50% - 4.50%, 8/31/27 - 5/31/29)	286,039	286,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $73,286,439)		73,286,439

U.S. Treasury Debt - 27.4%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Notes
10/15/24	4.83 to 5.14	372,695	372,159

U.S. Treasury Obligations - 27.2%
U.S. Treasury Bills
10/1/24 to 4/3/25	4.33 to 5.35	59,541,868	59,168,799
U.S. Treasury Notes
10/31/24 to 5/15/25 (c)	4.73 to 5.24	2,285,000	2,256,933
TOTAL U.S. TREASURY OBLIGATIONS			61,425,732
TOTAL U.S. TREASURY DEBT (Cost $61,797,891)			61,797,891

U.S. Government Agency Debt - 23.5%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
Federal Agencies - 23.5%
Fannie Mae
6/18/26 to 9/11/26 (c)(d)	4.94 to 4.98	984,000	983,995
Federal Farm Credit Bank
10/3/24 to 9/14/26 (c)	4.84 to 5.15	9,416,977	9,417,193
Federal Home Loan Bank
10/1/24 to 9/25/26 (c)	4.79 to 5.15	37,842,655	37,842,463
10/2/24 to 1/16/25	4.96 to 5.33	2,147,000	2,135,271
Freddie Mac
1/26/26 to 9/23/26 (c)(d)	4.93 to 4.98	2,605,000	2,604,998
10/7/24 to 10/21/24	5.17 to 5.28	104,000	103,806

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $53,087,726)			53,087,726

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $229,035,547)	229,035,547
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(3,280,430)
NET ASSETS - 100.0%	225,755,117

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	The maturity amount is based on the rate at period end.
(f)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$13,321,533,000 due 10/01/24 at 4.89%
Bank of America, N.A.	776,538
Bank of Nova Scotia	478,463
BofA Securities, Inc.	377,484
Citigroup Global Markets, Inc.	539,263
Credit Agricole CIB New York Branch	231,748
HSBC Securities (USA), Inc.	336,074
ING Financial Markets LLC	129,140
JP Morgan Securities LLC	2,127,856
Mitsubishi UFJ Securities Holdings Ltd	817,788
Nomura Securities International	1,076,037
RBC Dominion Securities, Inc.	1,727,456
Royal Bank of Canada	139,315
Sumitomo Mitsui Banking Corp.	3,852,544
Wells Fargo Securities LLC	711,827
13,321,533
$1,894,679,000 due 10/01/24 at 4.89%
Bank of America, N.A.	5,159
Bank of Nova Scotia	142,084
BofA Securities, Inc.	331,470
Citigroup Global Markets, Inc.	3,582
Credit Agricole CIB New York Branch	50,088
HSBC Securities (USA), Inc.	71,676
ING Financial Markets LLC	13,157
JP Morgan Securities LLC	576,103
Nomura Securities International	210,337
RBC Dominion Securities, Inc.	227,428
Royal Bank of Canada	1,631
Societe Generale (PARIS)	257,236
Wells Fargo Securities LLC	4,728
1,894,679
Government Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited) Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including repurchase agreements of $114,149,930) - See accompanying schedule Unaffiliated issuers (cost $229,035,547):		$229,035,547
Cash		1,025,000
Receivable for fund shares sold		1,154,906
Interest receivable		467,891
Prepaid expenses		255
Receivable from investment adviser for expense reductions		7,486
Other receivables		1,890
Total assets		231,692,975
Liabilities
Payable for investments purchased	$4,926,911
Payable for fund shares redeemed	587,348
Distributions payable	381,913
Accrued management fee	26,475
Distribution and service plan fees payable	1,490
Other affiliated payables	7,628
Other payables and accrued expenses	6,093
Total liabilities		5,937,858
Net Assets		$225,755,117
Net Assets consist of:
Paid in capital		$225,755,658
Total accumulated earnings (loss)		(541)
Net Assets		$225,755,117

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($51,865,017 ÷ 51,852,067 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($1,479,443 ÷ 1,478,723 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($6,312,079 ÷ 6,309,078 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($181,665 ÷ 181,644 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($165,916,913 ÷ 165,923,599 shares)		$1.00
Statement of Operations
Six months ended September 30, 2024 (Unaudited) Amounts in thousands
Investment Income
Interest		$5,500,053
Expenses
Management fee	$143,528
Transfer agent fees	38,746
Distribution and service plan fees	8,431
Accounting fees and expenses	2,427
Custodian fees and expenses	612
Independent trustees' fees and expenses	254
Registration fees	4,064
Audit fees	31
Legal	43
Miscellaneous	299
Total expenses before reductions	198,435
Expense reductions	(35,159)
Total expenses after reductions		163,276
Net Investment income (loss)		5,336,777
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	24
Total net realized gain (loss)		24
Net increase in net assets resulting from operations		$5,336,801
Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,336,777	$9,466,702
Net realized gain (loss)	24	(506)
Net increase in net assets resulting from operations	5,336,801	9,466,196
Distributions to shareholders	(5,336,405)	(9,467,184)

Share transactions - net increase (decrease)	26,938,346	26,669,281
Total increase (decrease) in net assets	26,938,742	26,668,293

Net Assets
Beginning of period	198,816,375	172,148,082
End of period	$225,755,117	$198,816,375

Financial Highlights
Government Portfolio Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.051	.025	- B	- B	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.026	.051	.025	- B	- B	.018
Distributions from net investment income	(.026)	(.051)	(.025)	- B	- B	(.018)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.026)	(.051)	(.025)	- B	- B	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.62%	5.26%	2.57%	.02%	.04%	1.83%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G	.21%	.21%	.20%	.20%	.21%
Expenses net of fee waivers, if any	.18 % G	.18%	.18%	.08%	.15%	.18%
Expenses net of all reductions	.18% G	.18%	.18%	.08%	.15%	.18%
Net investment income (loss)	5.17% G	5.14%	2.61%	.01%	.05%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$51,865	$42,266	$44,905	$30,836	$33,508	$45,360

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Government Portfolio Class II

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.050	.024	- B	- B	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.050	.024	- B	- B	.017
Distributions from net investment income	(.025)	(.050)	(.024)	- B	- B	(.017)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.025)	(.050)	(.024)	- B	- B	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.55%	5.10%	2.41%	.01%	.01%	1.68%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.36%	.35%	.35%	.36%
Expenses net of fee waivers, if any	.33 % G	.33%	.33%	.08%	.17%	.33%
Expenses net of all reductions	.33% G	.33%	.33%	.08%	.17%	.33%
Net investment income (loss)	5.02% G	4.99%	2.46%	.01%	.03%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$1,479	$1,317	$942	$959	$1,366	$697

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Government Portfolio Class III

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.049	.023	- B	- B	.016
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.049	.023	- B	- B	.016
Distributions from net investment income	(.025)	(.049)	(.023)	- B	- B	(.016)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.025)	(.049)	(.023)	- B	- B	(.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.50%	5.00%	2.32%	.01%	.01%	1.57%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G	.46%	.46%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.43 % G	.43%	.42%	.08%	.19%	.43%
Expenses net of all reductions	.43% G	.43%	.42%	.08%	.19%	.43%
Net investment income (loss)	4.92% G	4.89%	2.37%	.01%	.02%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$6,312	$5,714	$4,189	$3,764	$3,234	$3,704

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Government Portfolio Select Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.051	.025	- B	- B	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.026	.051	.025	- B	- B	.018
Distributions from net investment income	(.026)	(.051)	(.025)	- B	- B	(.018)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.026)	(.051)	(.025)	- B	- B	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.60%	5.21%	2.51%	.01%	.03%	1.78%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G	.26%	.26%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.23 % G	.23%	.23%	.08%	.17%	.23%
Expenses net of all reductions	.23% G	.23%	.23%	.08%	.17%	.23%
Net investment income (loss)	5.12% G	5.09%	2.56%	.02%	.03%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$182	$217	$218	$293	$367	$498

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Government Portfolio Institutional Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.052	.026	- B	.001	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.026	.052	.026	- B	.001	.019
Distributions from net investment income	(.026)	(.052)	(.026)	- B	(.001)	(.019)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.026)	(.052)	(.026)	- B	(.001)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.64%	5.30%	2.61%	.02%	.07%	1.87%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G	.18%	.18%	.17%	.17%	.18%
Expenses net of fee waivers, if any	.14 % G	.14%	.14%	.07%	.13%	.14%
Expenses net of all reductions	.14% G	.14%	.14%	.07%	.13%	.14%
Net investment income (loss)	5.21% G	5.18%	2.65%	.02%	.07%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$165,917	$149,302	$121,893	$91,881	$92,805	$122,312

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Money Market Portfolio
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government Agency Repurchase Agreement - 13.7%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
4.89% dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations) #	9,158,860	9,157,616
4.94% dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations) #	218,623	218,593
With:
ABN AMRO Bank NV at 4.9%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $192,806,245, 1.25% - 6.00%, 12/31/25 - 2/1/54)	189,026	189,000
Barclays Bank PLC at 4.91%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $258,095,197, 3.00% - 7.00%, 5/20/45 - 9/15/59)	253,035	253,000
BMO Harris Bank NA at:
4.85%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $196,016,382, 6.35% - 6.50%, 12/20/52 - 7/20/54)	190,845	190,000
5.11%, dated 9/13/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $132,176,852, 6.15% - 6.23%, 6/20/72 - 1/20/73)	128,581	128,000
5.16%, dated 9/12/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $98,116,479, 4.00% - 6.23%, 7/20/52 - 2/20/73)	95,477	95,000
BNP Paribas, SA at:
4.86%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $325,687,051, 0.00% - 7.00%, 4/30/25 - 10/1/54)	317,365	316,000
4.87%, dated 9/3/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $197,267,979, 0.00% - 7.00%, 4/30/25 - 10/1/54) (c)(d)(f)	193,351	191,000
BofA Securities, Inc. at 4.88%, dated 7/2/24 due 10/2/24 (Collateralized by U.S. Government Obligations valued at $114,741,803, 1.50% - 7.50%, 5/1/36 - 5/1/54) (c)(d)(f)	112,384	111,000
CIBC Bank U.S.A. at 4.85%, dated:
9/19/24 due 10/7/24
(Collateralized by U.S. Government Obligations valued at $100,121,603, 2.00% - 7.00%, 9/1/30 - 9/1/54)	98,343	98,000
(Collateralized by U.S. Government Obligations valued at $64,363,887, 2.00% - 7.00%, 2/1/30 - 9/1/54)	63,221	63,000
9/23/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $269,570,234, 2.00% - 7.38%, 6/20/41 - 9/1/54)	264,996	264,000
Citibank NA at 4.85%, dated 9/25/24 due 10/2/24 (Collateralized by U.S. Government Obligations valued at $192,982,062, 2.00% - 8.38%, 9/1/28 - 3/20/74)	189,178	189,000
Citigroup Global Capital Markets, Inc. at 4.85%, dated:
9/19/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $194,113,343, 0.75% - 4.88%, 4/30/26 - 1/31/31)	190,742	190,000
9/25/24 due 10/2/24 (Collateralized by U.S. Government Obligations valued at $288,893,400, 0.50% - 4.63%, 1/15/25 - 3/31/26)	283,267	283,000
Ficc Mississippi Gc Repo (GOV) at 4.91%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $515,170,255, 1.50% - 7.00%, 3/1/31 - 10/1/54)	505,069	505,000
Ficc Mizuho Securities Gc Repo(GOV) at 4.91%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $643,707,783, 1.50% - 7.50%, 11/15/31 - 7/15/58)	631,086	631,000
FICC State Street GC (Gov. Repo) at 4.9%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $387,856,641, 0.25% - 7.50%, 7/31/25 - 9/1/54)	379,052	379,000
Goldman Sachs & Co. at:
4.85%, dated:
9/24/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $578,885,408, 0.00% - 7.50%, 11/5/24 - 9/15/64)	567,535	567,000
9/25/24 due 10/2/24 (Collateralized by U.S. Government Obligations valued at $642,098,612, 0.00% - 7.63%, 10/15/24 - 9/1/54)	629,593	629,000
9/26/24 due 10/3/24 (Collateralized by U.S. Government Obligations valued at $646,094,924, 1.50% - 7.00%, 8/1/28 - 2/15/59)	633,597	633,000
9/27/24 due 10/4/24 (Collateralized by U.S. Government Obligations valued at $642,946,292, 1.88% - 7.50%, 9/30/25 - 10/15/57)	630,594	630,000
4.9%, dated 9/30/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $770,204,821, 1.50% - 6.50%, 11/30/24 - 6/15/61)	755,719	755,000
RBC Dominion Securities at 4.85%, dated 9/24/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $128,704,823, 0.00% - 7.00%, 1/15/26 - 10/1/54)	126,119	126,000
RBC Financial Group at 4.86%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $1,299,707,907, 0.00% - 7.50%, 2/15/25 - 9/20/64)	1,276,559	1,268,000
SMBC Nikko Securities America, Inc. at 4.9%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $154,040,965, 1.50% - 7.00%, 8/31/26 - 9/1/54)	151,021	151,000
TD Securities (U.S.A.) at 4.9%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Government Obligations valued at $320,323,594, 2.00% - 6.00%, 5/1/51 - 10/1/53)	314,043	314,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $18,524,209)		18,524,209

U.S. Treasury Repurchase Agreement - 46.5%
	Maturity Amount ($) (000s)	Value ($) (000s)
With:
ABN AMRO Bank NV at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $203,007,530, 1.00% - 2.38%, 11/15/25 - 5/15/29)	199,027	199,000
Barclays Bank PLC at:
4.89%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $116,508,972, 1.88% - 4.13%, 2/28/27 - 11/15/47)	114,015	114,000
4.9%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $233,084,928, 1.75% - 4.75%, 8/31/25 - 11/15/47)	228,031	228,000
BMO Capital Markets Corp. at 4.83%, dated 9/25/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $58,186,856, 0.00% - 5.00%, 10/31/24 - 11/15/48)	57,107	57,000
BMO Harris Bank NA at:
4.83%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $57,657,947, 3.00% - 4.38%, 11/15/39 - 8/15/48)	56,158	56,000
5.18%, dated 9/5/24 due 10/4/24 (Collateralized by U.S. Treasury Obligations valued at $116,433,081, 1.38% - 5.38%, 2/15/31 - 8/15/50)	113,472	113,000
BNP Paribas, SA at:
4.85%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,468,165,775, 0.50% - 4.88%, 1/31/25 - 8/15/53)	1,442,191	1,436,000
5.31%, dated 8/1/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $422,993,578, 0.00% - 4.79%, 1/31/25 - 2/15/54)	414,698	411,000
CIBC Bank U.S.A. at:
4.84%, dated:
9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $227,826,975, 0.25% - 4.63%, 2/28/25 - 8/15/52)	223,780	223,000
9/23/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $34,717,349, 0.88% - 4.25%, 3/15/25 - 8/15/52)	34,101	34,000
9/27/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $116,665,544, 0.38% - 4.63%, 9/15/25 - 5/15/54)	114,368	114,000
5.17%, dated 9/12/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $58,298,744, 0.38% - 4.88%, 1/31/25 - 11/15/52)	57,156	57,000
Credit AG at 4.84%, dated 9/20/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $23,494,729, 2.00%, 8/15/25)	23,065	23,000
Federal Reserve Bank of New York at 4.8%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $30,502,066,458, 1.13% - 4.75%, 2/15/31 - 2/15/41)	30,502,066	30,498,000
FICC ACAFB Repo Program at:
4.88%, dated:
9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,285,009,085, 1.88% - 5.00%, 10/31/25 - 5/15/51)	2,217,301	2,217,000
10/1/24 due 10/2/24 (g)	2,213,300	2,213,000
4.89%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $395,760,547, 3.13% - 3.75%, 8/15/27 - 8/31/27)	388,053	388,000
Ficc Citi Gc Repo (GOV) at 4.87%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $863,036,741, 0.00% - 6.25%, 10/15/24 - 2/15/52)	846,114	846,000
Ficc Ing Finance Markets Dvp (GOV) at:
4.86%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $350,406,858, 3.63%, 5/31/28)	343,046	343,000
4.88%, dated 10/1/24 due 10/2/24 (g)	342,046	342,000
4.89%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,690,548,165, 0.75% - 4.00%, 3/31/26 - 9/30/31)	1,654,225	1,654,000
Ficc Mizuho Securities Gc Repo(GOV) at 4.89%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $348,887,388, 0.25% - 4.63%, 10/31/24 - 5/15/53)	342,046	342,000
Ficc Natixis Dvp Repo (GOV REP at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $465,181,356, 3.50% - 4.63%, 9/30/26 - 4/30/29)	456,062	456,000
Ficc Nomura Gc Repo (GOV) at 4.9%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $523,331,222, 0.00% - 4.72%, 11/19/24 - 5/15/32)	513,070	513,000
Fixed Income Clearing Corp. - BNP at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,224,165,941, 1.13% - 6.13%, 4/30/25 - 5/15/54)	1,200,163	1,200,000
Fixed Income Clearing Corp. - BNYM at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $6,050,640,086, 0.25% - 4.63%, 1/15/25 - 5/15/54)	5,932,804	5,932,000
Fixed Income Clearing Corp. - SSB at 4.88%, dated 9/30/24 due 10/1/24
(Collateralized by U.S. Treasury Obligations valued at $234,582,134, 4.00%, 2/15/34)	230,031	230,000
(Collateralized by U.S. Treasury Obligations valued at $3,844,729,258, 0.50% - 4.63%, 5/31/27 - 6/30/27)	3,769,511	3,769,000
Goldman Sachs & Co. at:
4.87%, dated:
9/13/24 due 10/7/24
(Collateralized by U.S. Treasury Obligations valued at $232,125,821, 4.79%, 1/31/25) (c)(d)(f)	228,689	227,000
(Collateralized by U.S. Treasury Obligations valued at $232,125,838, 0.63% - 3.13%, 8/15/25 - 12/31/27) (c)(d)(f)	228,628	227,000
9/16/24 due 10/7/24
(Collateralized by U.S. Treasury Obligations valued at $232,022,383, 0.75% - 3.75%, 4/30/26 - 11/30/26) (c)(d)(f)	228,812	227,000
(Collateralized by U.S. Treasury Obligations valued at $232,022,438, 0.00% - 0.25%, 6/30/25 - 7/10/25) (c)(d)(f)	228,750	227,000
9/20/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $228,819,330, 0.00% - 4.88%, 10/22/24 - 5/31/26) (c)(d)(f)	225,818	224,000
9/30/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $227,490,826, 0.75% - 2.63%, 12/31/25 - 8/31/26)	223,211	223,000
4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $199,947,178, 3.50%, 9/30/26)	196,027	196,000
HSBC Securities, Inc. at 4.85%, dated 9/26/24 due 10/3/24 (Collateralized by U.S. Treasury Obligations valued at $229,654,600, 1.13% - 4.76%, 4/30/25 - 5/15/33)	225,212	225,000
ING Financial Markets LLC at:
4.84%, dated 9/24/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $17,356,397, 3.75%, 8/31/26)	17,016	17,000
4.85%, dated:
9/26/24 due 10/3/24 (Collateralized by U.S. Treasury Obligations valued at $11,227,612, 3.75%, 8/31/26)	11,010	11,000
9/27/24 due 10/4/24 (Collateralized by U.S. Treasury Obligations valued at $17,349,361, 3.75%, 8/31/26)	17,016	17,000
J.P. Morgan Securities, LLC at 4.86%, dated 9/30/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $3,312,387,118, 1.25% - 5.00%, 10/31/25 - 2/15/30) (c)(d)(f)	3,260,150	3,247,000
Lloyds Bank Corp. Markets PLC at 4.85%, dated 9/26/24 due 10/2/24 (Collateralized by U.S. Treasury Obligations valued at $246,874,461, 3.13% - 4.63%, 7/15/26 - 8/31/29)	242,196	242,000
Mizuho Securities U.S.A., Inc. at 4.85%, dated 9/26/24 due 10/3/24 (Collateralized by U.S. Treasury Obligations valued at $86,578,302, 3.63% - 4.00%, 11/15/52 - 2/15/53)	84,079	84,000
MUFG Securities (Canada), Ltd. at 4.86%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $58,234,306, 0.25% - 4.50%, 11/30/24 - 8/15/45)	57,385	57,000
MUFG Securities EMEA PLC at:
4.87%, dated:
9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $353,365,498, 1.13% - 3.75%, 10/31/26 - 2/15/42)	347,334	345,000
9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $133,633,844, 1.13% - 3.75%, 8/31/26 - 9/30/31)	131,018	131,000
5.15%, dated 9/9/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $352,931,347, 0.88% - 4.38%, 10/31/26 - 2/15/32)	346,481	345,000
NatWest Markets Securities, Inc. at:
4.85%, dated 9/26/24 due 10/3/24 (Collateralized by U.S. Treasury Obligations valued at $229,654,673, 3.13% - 4.63%, 8/15/25 - 8/15/27)	225,212	225,000
4.87%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $57,127,738, 2.88% - 4.50%, 11/30/25 - 7/15/26)	56,008	56,000
RBC Dominion Securities at 4.85%, dated 9/19/24 due 10/7/24 (Collateralized by U.S. Treasury Obligations valued at $468,176,535, 0.00% - 4.88%, 12/19/24 - 8/15/53)	461,085	458,000
SMBC Nikko Securities America, Inc. at 4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,321,098,780, 0.50% - 7.50%, 11/15/24 - 5/15/54)	1,295,176	1,295,000
Societe Generale at 4.85%, dated 9/26/24 due 10/3/24
(Collateralized by U.S. Treasury Obligations valued at $234,758,029, 1.25% - 5.00%, 9/30/25 - 2/15/32)	230,217	230,000
(Collateralized by U.S. Treasury Obligations valued at $118,100,798, 2.88% - 3.63%, 5/15/43 - 2/15/53)	115,108	115,000
TD Securities (U.S.A.) at:
4.85%, dated 9/25/24 due 10/2/24 (Collateralized by U.S. Treasury Obligations valued at $114,332,440, 3.50% - 5.00%, 10/31/25 - 1/31/28)	112,106	112,000
4.88%, dated 9/30/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $171,383,233, 3.75% - 5.00%, 8/31/25 - 3/15/27)	168,023	168,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $62,939,000)		62,939,000

Other Repurchase Agreement - 4.9%
	Maturity Amount ($) (000s)	Value ($) (000s)
Other Repurchase Agreement - 4.9%
With:
BMO Capital Markets Corp. at:
4.97%, dated 9/30/24 due 10/1/24 (Collateralized by Corporate Obligations valued at $55,658,248, 2.65% - 4.30%, 2/8/51 - 12/31/99)	53,007	53,000
5.03%, dated 9/30/24 due 10/1/24 (Collateralized by Corporate Obligations valued at $57,248,883, 4.50% - 10.75%, 10/15/24 - 9/1/29)	53,007	53,000
BNP Paribas Prime Brokerage, Inc. at 5.08%, dated 9/30/24 due 10/1/24 (Collateralized by Equity Securities valued at $683,736,528)	633,089	633,000
Goldman Sachs & Co. at 5.23%, dated 8/23/24 due 10/7/24 (Collateralized by Equity Securities valued at $286,004,359) (c)(d)(f)	266,732	265,000
HSBC Securities, Inc. at 5.06%, dated 9/30/24 due 10/1/24 (Collateralized by Corporate Obligations valued at $57,248,070, 3.50% - 9.88%, 10/15/27 - 1/1/99)	53,007	53,000
ING Financial Markets LLC at 5.05%, dated 9/30/24 due 10/1/24 (Collateralized by Equity Securities valued at $114,496,090)	106,015	106,000
J.P. Morgan Securities, LLC at:
5.33%, dated:
9/3/24 due 12/30/24 (Collateralized by Equity Securities valued at $574,907,908) (c)(d)(f)	539,495	530,000
9/16/24 due 12/30/24
(Collateralized by Equity Securities valued at $401,592,105) (c)(d)(f)	377,591	371,000
(Collateralized by Corporate Obligations valued at $726,800,512, 0.00% - 7.50%, 5/1/25 - 12/1/30) (c)(d)(f)	702,259	690,000
9/19/24 due 12/30/24 (Collateralized by Equity Securities valued at $1,144,685,962) (c)(d)(f)	1,076,797	1,058,000
5.35%, dated 9/16/24 due 12/30/24 (Collateralized by Corporate Obligations valued at $418,854,786, 0.00% - 9.54%, 10/15/24 - 6/25/67) (c)(d)(f)	405,098	398,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
5.06%, dated 9/30/24 due 10/1/24 (Collateralized by Equity Securities valued at $71,290,019)	66,009	66,000
5.35%, dated 9/30/24 due 10/1/24 (Collateralized by Equity Securities valued at $10,770,210)	10,001	10,000
Mizuho Securities U.S.A., Inc. at:
5.1%, dated 9/30/24 due 10/1/24 (Collateralized by Equity Securities valued at $28,083,985)	26,004	26,000
5.33%, dated 9/25/24 due 11/22/24 (Collateralized by Corporate Obligations valued at $431,302,213, 0.00% - 13.25%, 1/27/25 - 1/1/99) (c)(d)(f)	399,401	396,000
NatWest Markets Securities, Inc. at 5.07%, dated 9/30/24 due 10/1/24 (Collateralized by Corporate Obligations valued at $55,225,054, 0.00% - 6.09%, 10/17/24 - 6/21/38)	53,007	53,000
RBC Capital Markets Co. at 5.33%, dated 9/25/24 due 11/25/24 (Collateralized by Corporate Obligations valued at $110,567,449, 0.00% - 8.98%, 2/14/25 - 4/15/60) (c)(d)(f)	106,957	106,000
Td Securities (U.S.A.) (NON GOV) at 4.98%, dated 9/30/24 due 10/1/24 (Collateralized by Corporate Obligations valued at $277,238,500, 1.38% - 5.87%, 7/15/25 - 4/18/54)	264,037	264,000
Truist Securities, Inc. at:
5.1%, dated 9/30/24 due 10/1/24 (Collateralized by Corporate Obligations valued at $55,658,530, 1.95% - 6.50%, 11/9/28 - 9/15/59)	53,008	53,000
5.15%, dated 9/30/24 due 10/1/24 (Collateralized by Municipal Bond Obligations valued at $27,430,490, 3.00% - 5.75%, 2/15/26 - 9/1/64)	26,004	26,000
Wells Fargo Securities, LLC at:
4.99%, dated 9/30/24 due 10/1/24 (Collateralized by Corporate Obligations valued at $296,861,891, 0.38% - 6.75%, 7/15/25 - 8/28/34)	291,040	291,000
5.03%, dated 9/30/24 due 10/1/24 (Collateralized by Equity Securities valued at $285,159,851)	264,037	264,000
5.07%, dated 9/26/24 due 10/3/24 (Collateralized by Corporate Obligations valued at $285,320,772, 0.00% - 14.00%, 5/15/25 - 1/1/99)	264,260	264,000
5.33%, dated:
9/5/24 due 1/3/25 (Collateralized by Equity Securities valued at $144,222,861) (c)(d)(f)	135,363	133,000
9/13/24 due 1/10/25 (Collateralized by Corporate Obligations valued at $216,837,330, 0.38% - 4.13%, 4/22/25 - 3/29/32) (c)(d)(f)	215,735	212,000
9/19/24 due 1/17/25 (Collateralized by Equity Securities valued at $228,288,040) (c)(d)(f)	214,749	211,000
5.43%, dated 9/13/24 due 1/10/25 (Collateralized by Corporate Obligations valued at $57,401,508, 0.00% - 7.50%, 9/15/25 - 3/1/28) (c)(d)(f)	53,951	53,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $6,638,000)		6,638,000

Certificate of Deposit - 7.8%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
New York Branch, Yankee Dollar, Foreign Banks - 7.8%
Bank of Montreal
12/6/24 to 4/22/25 (c)(d)	5.05 to 5.07	235,000	235,000
Bayerische Landesbank
10/25/24	4.94	260,000	260,000
Canadian Imperial Bank of Commerce
10/1/24 to 4/24/25 (c)	5.04 to 5.45	717,000	717,000
Commonwealth Bank of Australia New York Branch
10/4/24 (c)(d)	5.04	66,000	66,000
Landesbank Baden-Wuerttemberg New York Branch
10/2/24 to 10/7/24	4.88 to 4.88	778,000	778,000
Mitsubishi UFJ Trust & Banking Corp.
10/17/24 to 10/18/24	5.42 to 5.42	513,000	513,000
MUFG Bank Ltd.
10/1/24 to 1/16/25 (c)	4.85 to 5.02	4,947,000	4,946,998
Sumitomo Mitsui Banking Corp.
10/11/24 to 10/16/24 (c)(d)	5.02 to 5.02	792,000	792,000
Sumitomo Mitsui Trust Bank Ltd.
10/1/24 to 12/4/24 (c)	4.88 to 5.47	2,136,000	2,136,014
Toronto-Dominion Bank
2/21/25 (c)(d)	5.10	69,000	69,016

TOTAL CERTIFICATE OF DEPOSIT (Cost $10,513,028)			10,513,028

Financial Company Commercial Paper - 14.8%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
Australia & New Zealand Banking Group Ltd.
12/17/24 (c)(d)	5.02	276,000	276,000
Bank of Montreal
10/25/24 to 3/5/25 (c)	5.04 to 5.51	2,454,000	2,444,597
Bank of Nova Scotia
10/21/24 to 12/6/24 (c)	5.02 to 5.44	919,000	917,844
Bedford Row Funding Corp.
1/22/25 (c)(d)	5.05	157,000	157,000
2/12/25 (c)(d)	5.07	131,000	131,000
4/3/25 (c)(d)	5.06	130,000	130,000
Bedford Row Funding Corp. (Liquidity Facility Royal Bank of Canada)

10/2/24	5.46	53,000	52,992
11/13/24	5.50	131,000	130,163
11/18/24	5.51	77,000	76,450
11/18/24	5.51	54,000	53,614
11/21/24	5.50	170,000	168,712
BofA Securities, Inc.
10/28/24 to 12/9/24	5.43 to 5.46	523,000	519,277
Canadian Imperial Bank of Commerce
11/18/24 to 4/24/25 (c)	5.04 to 5.48	2,254,000	2,250,243
Cisco Systems, Inc.
1/27/25	5.37	131,000	128,759
Citigroup Global Markets, Inc.
11/1/24 (c)(d)	5.07	91,000	91,008
Commonwealth Bank of Australia
1/2/25 to 4/9/25 (c)(d)	5.01 to 5.04	726,000	725,991
Cooperatieve Rabobank UA/NY
10/1/24	4.84	650,000	650,000
DNB Bank ASA
2/27/25 to 2/28/25 (c)(d)	5.02 to 5.02	418,000	418,000
Federation des caisses Desjardin
11/1/24	5.32	14,000	13,937
Landesbank Baden-Wurttemberg
10/1/24	4.85	2,600,000	2,600,000
Mitsubishi UFJ Trust & Banking Corp.
11/26/24	5.29	105,000	104,147
National Australia Bank Ltd.
10/2/24 to 4/16/25 (c)(d)	5.01 to 5.04	1,271,000	1,271,000
Nationwide Building Society
10/2/24	4.84	366,000	365,951
Podium Funding Trust
1/21/25 (c)(d)	5.08	52,000	52,000
2/14/25 (c)(d)	5.07	52,000	52,000
3/27/25 (c)(d)	5.08	78,000	78,000
3/4/25 (c)(d)	5.06	104,000	104,000
4/3/25 (c)(d)	5.08	105,000	105,000
Podium Funding Trust (Liquidity Facility Bank of Montreal)

11/15/24	5.53	52,000	51,652
4/14/25 (c)(d)	5.07	52,000	52,000
PSP Capital, Inc.
10/1/24 (e)	4.84	119,000	119,000
Royal Bank of Canada
1/6/25 to 3/27/25 (c)(d)	5.02 to 5.05	522,000	522,000
Sumitomo Mitsui Trust Bank Ltd.
10/16/24 to 10/21/24	5.43 to 5.43	842,000	839,871
The Toronto-Dominion Bank
10/25/24 to 4/24/25 (c)	5.03 to 5.54	4,207,000	4,198,339
Toyota Motor Credit Corp.
11/27/24 to 12/13/24	5.48 to 5.51	210,000	207,972
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $20,058,519)			20,058,519

Asset Backed Commercial Paper - 0.4%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
Cabot Trail Funding LLC (Liquidity Facility The Toronto-Dominion Bank)

10/15/24	5.49	44,000	43,908
11/6/24	5.32	28,000	27,853
12/3/24	5.49	49,000	48,542
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

10/1/24	5.47	60,000	60,000
10/31/24	5.33	52,000	51,772
12/16/24	4.81	75,000	74,248
Victory Receivables Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

10/1/24	5.47	77,000	77,000
12/16/24	4.81	65,000	64,348
12/18/24	4.81	114,000	112,827
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $560,498)			560,498

U.S. Treasury Debt - 1.7%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 1.7%
U.S. Treasury Bills
10/17/24 to 11/5/24	5.15 to 5.30	2,291,000	2,284,084

TOTAL U.S. TREASURY DEBT (Cost $2,291,000)			2,284,084

Non-Negotiable Time Deposit - 11.5%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
Time Deposits - 11.5%
DNB Bank ASA
10/1/24	4.83	4,160,941	4,160,941
ING Bank NV
10/1/24 to 10/7/24	4.84 to 4.84	2,859,900	2,859,900
Mizuho Bank Ltd. Canada Branch
10/1/24	4.84	2,859,000	2,859,000
Royal Bank of Canada
10/1/24	4.83	2,514,000	2,514,000
Skandinaviska Enskilda Banken AB
10/1/24	4.83	2,641,974	2,641,974
Toronto Dominion Bank (TD)
10/1/24	4.83	480,576	480,576

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $15,516,391)			15,516,391

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $137,033,729)	137,033,729
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(1,763,024)
NET ASSETS - 100.0%	135,270,705

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,000,000 or 0.1% of net assets.

(f)	The maturity amount is based on the rate at period end.
(g)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$9,157,616,000 due 10/01/24 at 4.89%
BNY Mellon Capital Markets LLC	321,309
Bank of America, N.A.	454,940
Bank of Nova Scotia	280,311
BofA Securities, Inc.	221,152
Citigroup Global Markets, Inc.	315,931
Credit Agricole CIB New York Branch	135,771
HSBC Securities (USA), Inc.	196,891
ING Financial Markets LLC	75,657
JP Morgan Securities LLC	1,484,934
Mitsubishi UFJ Securities Holdings Ltd	479,106
Nomura Securities International	725,709
RBC Dominion Securities, Inc.	1,012,041
Royal Bank of Canada	81,619
Societe Generale (PARIS)	182,643
Sumitomo Mitsui Banking Corp.	2,257,036
Sumitomo Mitsui Banking Corp. NY	515,538
Wells Fargo Securities LLC	417,028
9,157,616
$218,593,000 due 10/01/24 at 4.94%
BofA Securities, Inc.	192,725
ING Financial Markets LLC	7,708
RBC Dominion Securities, Inc.	17,204
Royal Bank of Canada	956
218,593
Money Market Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited) Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including repurchase agreements of $88,101,209) - See accompanying schedule Unaffiliated issuers (cost $137,033,729):		$137,033,729
Cash		614,592
Receivable for fund shares sold		626,221
Interest receivable		120,404
Receivable for interfund loans		8,862
Prepaid expenses		168
Receivable from investment adviser for expense reductions		4,057
Other receivables		1,232
Total assets		138,409,265
Liabilities
Payable for investments purchased	$2,555,000
Payable for fund shares redeemed	510,953
Distributions payable	48,279
Accrued management fee	15,665
Distribution and service plan fees payable	18
Other affiliated payables	5,118
Other payables and accrued expenses	3,527
Total liabilities		3,138,560
Net Assets		$135,270,705
Net Assets consist of:
Paid in capital		$135,269,758
Total accumulated earnings (loss)		947
Net Assets		$135,270,705

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($59,163,680 ÷ 59,156,084 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($98,672 ÷ 98,667 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($18,923 ÷ 18,929 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($40,538 ÷ 40,536 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($75,948,892 ÷ 75,934,386 shares)		$1.00
Statement of Operations
Six months ended September 30, 2024 (Unaudited) Amounts in thousands
Investment Income
Interest (including $804 from affiliated interfund lending)		$3,534,080
Expenses
Management fee	$91,047
Transfer agent fees	28,048
Distribution and service plan fees	113
Accounting fees and expenses	1,715
Custodian fees and expenses	470
Independent trustees' fees and expenses	163
Registration fees	2,985
Audit fees	28
Legal	27
Miscellaneous	190
Total expenses before reductions	124,786
Expense reductions	(21,763)
Total expenses after reductions		103,023
Net Investment income (loss)		3,431,057
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	31
Total net realized gain (loss)		31
Net increase in net assets resulting from operations		$3,431,088
Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,431,057	$5,846,717
Net realized gain (loss)	31	(16)
Net increase in net assets resulting from operations	3,431,088	5,846,701
Distributions to shareholders	(3,430,625)	(5,846,436)

Share transactions - net increase (decrease)	7,871,154	29,869,128
Total increase (decrease) in net assets	7,871,617	29,869,393

Net Assets
Beginning of period	127,399,088	97,529,695
End of period	$135,270,705	$127,399,088

Financial Highlights
Money Market Portfolio Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.052	.028	- B	.002	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.026	.052	.028	- B	.002	.020
Distributions from net investment income	(.026)	(.052)	(.028)	- B	(.002)	(.020)
Total distributions	(.026)	(.052)	(.028)	- B	(.002)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.66%	5.33%	2.81%	.02%	.15%	2.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18 % G	.18%	.18%	.16%	.18%	.18%
Expenses net of all reductions	.18% G	.18%	.18%	.16%	.18%	.18%
Net investment income (loss)	5.24% G	5.22%	3.25%	.02%	.16%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$59,164	$55,980	$42,432	$16,745	$21,937	$25,801

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Money Market Portfolio Class II

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.051	.026	- B	.001	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.026	.051	.026	- B	.001	.018
Distributions from net investment income	(.026)	(.051)	(.026)	- B	(.001)	(.018)
Total distributions	(.026)	(.051)	(.026)	- B	(.001)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.58%	5.18%	2.65%	.01%	.09%	1.86%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33 % G	.33%	.33%	.16%	.26%	.33%
Expenses net of all reductions	.33% G	.33%	.33%	.16%	.26%	.33%
Net investment income (loss)	5.09% G	5.07%	3.10%	.01%	.08%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$99	$86	$81	$90	$179	$394

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Money Market Portfolio Class III

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.050	.025	- B	.001	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.050	.025	- B	.001	.017
Distributions from net investment income	(.025)	(.050)	(.025)	- B	(.001)	(.017)
Total distributions	(.025)	(.050)	(.025)	- B	(.001)	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.53%	5.07%	2.55%	.01%	.06%	1.76%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43 % G	.43%	.43%	.17%	.27%	.43%
Expenses net of all reductions	.43% G	.43%	.43%	.17%	.27%	.43%
Net investment income (loss)	4.99% G	4.97%	3.00%	.01%	.07%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$19	$18	$31	$9	$13	$13

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Money Market Portfolio Select Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.052	.027	- B	.001	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.026	.052	.027	- B	.001	.019
Distributions from net investment income	(.026)	(.052)	(.027)	- B	(.001)	(.019)
Total distributions	(.026)	(.052)	(.027)	- B	(.001)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.63%	5.28%	2.76%	.02%	.12%	1.96%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23 % G	.23%	.23%	.16%	.21%	.23%
Expenses net of all reductions	.23% G	.23%	.23%	.16%	.21%	.23%
Net investment income (loss)	5.19% G	5.17%	3.20%	.02%	.13%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$41	$53	$40	$15	$26	$59

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Money Market Portfolio Institutional Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.052	.028	- B	.002	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.026	.052	.028	- B	.002	.020
Distributions from net investment income	(.026)	(.052)	(.028)	- B	(.002)	(.020)
Total distributions	(.026)	(.052)	(.028)	- B	(.002)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.68%	5.38%	2.85%	.04%	.19%	2.05%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14 % G	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14% G	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	5.28% G	5.26%	3.29%	.04%	.20%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$75,949	$71,263	$54,946	$22,108	$28,837	$35,852

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Tax-Exempt Portfolio
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Variable Rate Demand Note - 42.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.8%
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 3.17% 10/7/24, LOC Bank of America NA, VRDN (b)(c)	40,770	40,770
Series 2011 B, 3.17% 10/7/24, LOC Bank of America NA, VRDN (b)(c)	39,870	39,870
TOTAL ALABAMA		80,640
Alaska - 1.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 3.25% 10/7/24 (ConocoPhillips Co. Guaranteed), VRDN (c)	55,450	55,450
Series 1994 C, 3.4% 10/7/24 (ConocoPhillips Co. Guaranteed), VRDN (c)	59,000	59,000
TOTAL ALASKA		114,450
Arizona - 1.0%
Arizona St Indl. Dev. Auth. Multi (67 Flats Proj.) Series 2023 A, 3.1% 10/7/24, LOC Barclays Bank PLC, VRDN (c)	1,115	1,115
Maricopa County Indl. Dev. Auth. Series 2024 C, 3.15% 10/7/24, LOC Royal Bank of Canada, VRDN (c)	15,400	15,400
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 3.33% 10/7/24, VRDN (c)	13,900	13,900
Series 2009 B, 3.33% 10/7/24, VRDN (c)	14,500	14,500
Series 2009 C, 3.38% 10/7/24, VRDN (c)	1,700	1,700
Maricopa County Rev. Series 2023 B, 3.18% 10/7/24, VRDN (c)	52,640	52,640
TOTAL ARIZONA		99,255
Colorado - 1.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 3.25% 10/7/24, LOC Wells Fargo Bank NA, VRDN (c)	690	690
Colorado Health Facilities Auth. Rev. Bonds:
Series 2020 B, 3.15% 10/7/24, LOC The Toronto-Dominion Bank, VRDN (c)	3,850	3,850
Series 2022 F, 3.15% 10/7/24, VRDN (c)	77,800	77,800
Series 2024 C, 3.15% 10/7/24, VRDN (c)	18,100	18,100
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2017 B1, 3.2% 10/7/24, VRDN (c)	8,000	8,000
Series 2019 A, 3.15% 10/7/24, VRDN (c)	8,500	8,500
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 3.25% 10/7/24, LOC Wells Fargo Bank NA, VRDN (c)	2,685	2,685
TOTAL COLORADO		119,625
Connecticut - 3.7%
Connecticut Gen. Oblig. Series 2016 C, 3.16% 10/7/24 (Liquidity Facility Bank of America NA), VRDN (c)	101,870	101,870
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 3.19% 10/7/24, LOC Bank of America NA, VRDN (c)	8,945	8,945
Series 2013 O, 3.2% 10/7/24, VRDN (c)	31,335	31,335
Series 2014 C, 3.2% 10/7/24, VRDN (c)	5,310	5,310
Series 2024 C2, 3.2% 10/7/24, VRDN (c)	73,700	73,700
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2018 C, 3.13% 10/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (c)	5,405	5,405
(Mtg. Fin. Prog.) Series C3, 3.15% 10/7/24 (Liquidity Facility Royal Bank of Canada), VRDN (c)	13,335	13,335
Series 2012 C2, 3.15% 10/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	5,300	5,300
Series 2013 B6, 3.15% 10/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	12,500	12,500
Series 2016 A, 3.15% 10/7/24 (Liquidity Facility Royal Bank of Canada), VRDN (c)	29,800	29,800
Series 2018 A3, 3.16% 10/7/24 (Liquidity Facility Bank of America NA), VRDN (c)	15,415	15,415
Series 2018 E2, 3.16% 10/7/24 (Liquidity Facility Bank of America NA), VRDN (c)	28,925	28,925
Series 2022 E2, 3.15% 10/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	7,900	7,900
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 3.15% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	8,300	8,300
TOTAL CONNECTICUT		348,040
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 3.35% 10/7/24, VRDN (c)	9,500	9,500
District Of Columbia - 0.6%
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 3.2% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	14,285	14,285
(The AARP Foundation Proj.) Series 2004, 3.23% 10/7/24, LOC Bank of America NA, VRDN (c)	15,665	15,665
(The Pew Charitable Trust Proj.) Series 2008 A, 3.15% 10/7/24, LOC PNC Bank NA, VRDN (c)	25,095	25,095
Series 2006, 3.15% 10/7/24, LOC Wells Fargo Bank NA, VRDN (c)	3,650	3,650
TOTAL DISTRICT OF COLUMBIA		58,695
Florida - 2.2%
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.):
Series 2009 2, 3.25% 10/7/24, VRDN (c)	25,100	25,100
Series 2009, 3.4% 10/7/24, VRDN (c)	10,000	10,000
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 3.2% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	11,295	11,295
Gainesville Utils. Sys. Rev. Series 2019 C, 3.98% 10/1/24, LOC Bank of America NA, VRDN (c)	7,900	7,900
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 3.15% 10/7/24, VRDN (c)	23,260	23,260
Hillsborough County Indl. Dev. Auth.:
Series 2024 F, 3.25% 10/7/24 (Liquidity Facility PNC Bank NA), VRDN (c)	25,300	25,300
Series 2024 G, 3.25% 10/7/24 (Liquidity Facility Royal Bank of Canada), VRDN (c)	24,720	24,720
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 3.38% 10/7/24, VRDN (c)	16,400	16,400
Martin County Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2022, 3.3% 10/7/24, VRDN (c)	27,300	27,300
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 3.38% 10/7/24, VRDN (c)	6,000	6,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 3.15% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	14,540	14,540
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 3.18% 10/7/24, LOC Northern Trust Co., VRDN (c)	14,235	14,235
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 3.2% 10/7/24, LOC Wells Fargo Bank NA, VRDN (c)	975	975
TOTAL FLORIDA		207,025
Georgia - 2.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 3.9% 10/1/24, VRDN (c)	52,385	52,385
Series 2008, 4.05% 10/1/24, VRDN (c)	3,900	3,900
Series 2018, 4% 10/1/24, VRDN (c)	20,710	20,710
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 4.05% 10/1/24, VRDN (c)	9,125	9,125
Effingham County Indl. Dev. Auth. Poll Cont. Series 2003, 4.06% 10/1/24, VRDN (c)	13,870	13,870
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 3.23% 10/7/24, LOC PNC Bank NA, VRDN (c)	4,805	4,805
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 4.15% 10/1/24, VRDN (c)	13,400	13,400
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 4.05% 10/1/24, VRDN (c)	12,500	12,500
Series 2008, 4.05% 10/1/24, VRDN (c)	59,465	59,465
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 3.35% 10/7/24, VRDN (c)	5,600	5,600
Series 2002 V1, 3.3% 10/7/24, VRDN (c)	9,900	9,900
TOTAL GEORGIA		205,660
Hawaii - 0.1%
FHLMC Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 3.2% 10/7/24, LOC Freddie Mac, VRDN (c)	6,640	6,640
Illinois - 1.7%
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.35% 10/7/24, LOC Northern Trust Co., VRDN (c)	4,600	4,600
Illinois Fin. Auth. Series 2021 D, 3.15% 10/7/24, VRDN (c)	23,700	23,700
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 3.15% 10/7/24, LOC PNC Bank NA, VRDN (c)	15,100	15,100
(Illinois College Proj.) 3.1% 10/7/24, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,345	6,345
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 3.17% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	26,135	26,135
Series 2008 B, 3.17% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	27,410	27,410
(Richard H. Driehaus Museum Proj.) Series 2005, 3.25% 10/7/24, LOC Northern Trust Co., VRDN (c)	3,800	3,800
Series 2009 E2, 3.17% 10/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,000	5,000
Series 2011 B, 3.15% 10/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	26,425	26,425
FHLMC Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 3.12% 10/7/24, LOC Freddie Mac, VRDN (c)	25,750	25,750
TOTAL ILLINOIS		164,265
Indiana - 1.1%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 3.21% 10/7/24, VRDN (c)	19,640	19,640
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 3.27% 10/7/24, LOC Mizuho Bank Ltd., VRDN (c)	17,670	17,670
Series 2005, 3.3% 10/7/24, LOC Cooperatieve Rabobank UA/NY, VRDN (c)	13,000	13,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 F, 3.05% 10/7/24, LOC Barclays Bank PLC, VRDN (c)	22,100	22,100
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 3.23% 10/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	7,600	7,600
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2008 D1, 3.2% 10/7/24, VRDN (c)	28,920	28,920
TOTAL INDIANA		108,930
Iowa - 1.5%
Council Bluffs Poll. Cont. Series 1995, 3.4% 10/7/24, VRDN (c)	3,800	3,800
Iowa Fin. Auth. Econ. Dev. Rev.:
Series 2009 A, 3.18% 10/7/24, VRDN (c)	23,300	23,300
Series 2011 A, 3.18% 10/7/24, VRDN (c)	30,100	30,100
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 3.18% 10/7/24, VRDN (c)	13,800	13,800
Iowa Fin. Auth. Midwestern Disaster Area Rev.:
(ADM Proj.) Series 2011, 3.2% 10/7/24, VRDN (c)	27,800	27,800
(Archer-Daniels-Midland Co. Proj.) Series 2012, 3.21% 10/7/24, VRDN (c)	36,920	36,920
Iowa Fin. Auth. Poll. Cont. Facility Rev. (Midamerican Energy Proj.) Series 2016 A, 3.15% 10/7/24, VRDN (c)	8,115	8,115
Louisa County Poll. Cont. Rev. Series 1994, 3.5% 10/1/24, VRDN (c)	2,200	2,200
TOTAL IOWA		146,035
Kansas - 0.5%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 3.45% 10/7/24, VRDN (c)	1,300	1,300
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.48% 10/7/24, VRDN (c)	7,600	7,600
Series 2007 B, 3.48% 10/7/24, VRDN (c)	12,500	12,500
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 3.45% 10/7/24, VRDN (c)	3,000	3,000
Series 1994, 3.45% 10/7/24, VRDN (c)	14,300	14,300
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 3.45% 10/7/24, VRDN (c)	3,500	3,500
(Western Resources, Inc. Proj.) Series 1994, 3.45% 10/7/24, VRDN (c)	9,500	9,500
TOTAL KANSAS		51,700
Kentucky - 0.2%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 3.2% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	15,495	15,495
Louisville & Jefferson County Series 2013 C, 3.23% 10/7/24, LOC PNC Bank NA, VRDN (c)	1,575	1,575
TOTAL KENTUCKY		17,070
Louisiana - 1.6%
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 3.2% 10/7/24, LOC JPMorgan Chase Bank, VRDN (c)	5,960	5,960
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2010, 3.15% 10/7/24, VRDN (c)	44,570	44,570
(Christus Health Proj.):
Series 2008 B, 3.15% 10/7/24, VRDN (c)	29,800	29,800
Series 2009 B1, 3.15% 10/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	3,300	3,300
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 3.38% 10/7/24, VRDN (c)	56,500	56,500
Series 2010 B1, 3.4% 10/7/24, VRDN (c)	3,785	3,785
FHLMC Louisiana Pub. Facilities Auth. Rev. (River View Villas Proj.) Series 2006, 3.21% 10/7/24, LOC Freddie Mac, VRDN (c)	6,800	6,800
TOTAL LOUISIANA		150,715
Michigan - 1.2%
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 3.17% 10/7/24, LOC JPMorgan Chase Bank, VRDN (c)	14,765	14,765
Grand Valley Michigan State Univ. Rev. Series 2008 B, 3.17% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	15,000	15,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 3.2% 10/7/24 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	17,510	17,510
Michigan Fin. Auth. Rev. Series 2016 E3, 3.2% 10/7/24, VRDN (c)	5,100	5,100
Michigan State Hsg. Dev. Auth. Series 2022 B, 3.23% 10/7/24, LOC Bank of America NA, VRDN (c)	44,170	44,170
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 3.19% 10/7/24, LOC Bank of Nova Scotia, VRDN (c)	7,660	7,660
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 3.17% 10/1/24, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	8,675	8,675
TOTAL MICHIGAN		112,880
Minnesota - 0.2%
Hennepin County Gen. Oblig. Series 2018 B, 3.13% 10/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (c)	9,190	9,190
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 B, 3.15% 10/7/24, LOC JPMorgan Chase Bank, VRDN (c)	11,105	11,105
TOTAL MINNESOTA		20,295
Missouri - 0.5%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC HealthCare Proj.) Series 2008 A, 3.13% 10/7/24 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	30,945	30,945
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2008 C4, 3.16% 10/7/24, VRDN (c)	4,365	4,365
Series 2008 C5, 3.2% 10/7/24, VRDN (c)	11,350	11,350
TOTAL MISSOURI		46,660
Nebraska - 0.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
(NE Sf Mbs Gen. 7/1/94 Proj.) Series 2017 C, 3.2% 10/7/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	10,895	10,895
Series 2022 E, 3.15% 10/7/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	17,835	17,835
TOTAL NEBRASKA		28,730
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D 2B, 3.15% 10/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	12,785	12,785
New Hampshire - 0.2%
Nat'l. Fin. Auth. N H Health C Series 2024 C, 3.18% 10/7/24, LOC Truist Bank, VRDN (c)	16,800	16,800
New York - 4.2%
New York City Gen. Oblig.:
Series 2006 E4, 3.11% 10/7/24, LOC Bank of America NA, VRDN (c)	15,185	15,185
Series 2013 A4, 3.1% 10/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	15,800	15,800
Series 2013 A5, 3.15% 10/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	25,115	25,115
Series 2014 I3, 3.15% 10/7/24 (Liquidity Facility Citibank NA), VRDN (c)	9,405	9,405
Series 2017 A, 3.17% 10/7/24 (Liquidity Facility Citibank NA), VRDN (c)	29,920	29,920
Series 2019 D, 3.8% 10/1/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	13,115	13,115
Series D5, 3.15% 10/7/24, LOC PNC Bank NA, VRDN (c)	28,870	28,870
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 AA-1, 3.16% 10/7/24 (Liquidity Facility PNC Bank NA), VRDN (c)	9,390	9,390
Series 2014 AA, 3.85% 10/1/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	9,500	9,500
Series 2015 BB3, 3.15% 10/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	17,255	17,255
Series 2016 AA2, 3.16% 10/7/24 (Liquidity Facility PNC Bank NA), VRDN (c)	32,580	32,580
Series 2016 CC, 3.12% 10/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	25,120	25,120
Series BB3, 3.15% 10/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	34,775	34,775
New York City Transitional Fin. Auth. Rev.:
Series 2014 D4, 3.16% 10/7/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	42,600	42,600
Series 2018 C6, 3.13% 10/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	57,450	57,450
New York Hsg. Fin. Agcy. Rev.:
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 3.2% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	5,100	5,100
Series 2010 A:
3.15% 10/7/24, LOC Landesbank Hessen-Thuringen, VRDN (c)	2,500	2,500
3.15% 10/7/24, LOC Landesbank Hessen-Thuringen, VRDN (c)	10,300	10,300
New York Metropolitan Trans. Auth. Rev. Series 2005 E, 3.15% 10/7/24, LOC Bank of America NA, VRDN (c)	11,900	11,900
FHLMC New York Hsg. Fin. Agcy. Rev. Series 2010 A, 3.17% 10/7/24, LOC Freddie Mac, VRDN (c)	5,900	5,900
TOTAL NEW YORK		401,780
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 1997 2, SIFMA Municipal Swap Index + 0.050% 3.2% 10/30/24, VRDN (c)(d)(e)	7,300	7,300
North Carolina - 0.5%
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 3.15% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	18,295	18,295
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 3.23% 10/7/24, LOC Cooperatieve Rabobank UA/NY, VRDN (c)	6,315	6,315
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 3.2% 10/7/24, LOC Cr. Industriel et Commercial, VRDN (c)	21,590	21,590
TOTAL NORTH CAROLINA		46,200
Ohio - 3.5%
Allen County Hosp. Facilities Rev. Series 2012 B, 3.2% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	53,115	53,115
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 3.2% 10/7/24, LOC Northern Trust Co., VRDN (c)	4,400	4,400
Franklin County Hosp. Facilities Rev.:
Series 2009 A, 3.05% 10/7/24 (Liquidity Facility Barclays Bank PLC), VRDN (c)	23,650	23,650
Series 2009 B, 3.05% 10/7/24 (Liquidity Facility Barclays Bank PLC), VRDN (c)	30,000	30,000
Series 2013 A, 3.2% 10/7/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	11,945	11,945
Series 2017 B, 3.2% 10/7/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	22,380	22,380
Hamilton County Hosp. Facilities Rev.:
Series 2018 AA, 3.13% 10/7/24, VRDN (c)	18,740	18,740
Series 2018 Z, 3.2% 10/7/24, VRDN (c)	16,085	16,085
Montgomery County Hosp. Rev. Series 2019 B, 3.15% 10/7/24, LOC PNC Bank NA, VRDN (c)	40,970	40,970
Ohio Hosp. Rev.:
Series 2018 B, 3.15% 10/7/24, LOC PNC Bank NA, VRDN (c)	6,060	6,060
Series 2021 D, 3.1% 10/7/24, LOC U.S. Bank NA, Cincinnati, VRDN (c)	18,550	18,550
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog. II):
Series 2023 D1, 3.23% 10/7/24, VRDN (c)	70,305	70,305
Series 2023 D2, 3.2% 10/7/24, VRDN (c)	13,500	13,500
TOTAL OHIO		329,700
Pennsylvania - 2.1%
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev.:
Series 2020 D, 3.2% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	34,060	34,060
Series 2022 E, 3.2% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	14,575	14,575
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 3.23% 10/7/24, LOC PNC Bank NA, VRDN (c)	7,400	7,400
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 B, 3.15% 10/7/24, LOC Bank of America NA, VRDN (c)	93,380	93,380
Pennsylvania Higher Edl. Facilities Auth. Rev. (Assoc. of Independent Colleges and Univs. of Pennsylvania Fing. Prog.) Series 2001 H9, 3.15% 10/7/24, LOC PNC Bank NA, VRDN (c)	2,300	2,300
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series B, 3.14% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	9,150	9,150
Series 2009 D, 3.14% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	11,730	11,730
Philadelphia Gen. Oblig. Series 2009 B, 3.05% 10/7/24, LOC Barclays Bank PLC, VRDN (c)	15,775	15,775
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 3.18% 10/7/24, LOC Fannie Mae, VRDN (c)	7,475	7,475
TOTAL PENNSYLVANIA		195,845
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 3.2% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	4,005	4,005
(New England Institute of Technology Proj.) Series 2008, 3.27% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	1,145	1,145
TOTAL RHODE ISLAND		5,150
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2005, 4.03% 10/1/24, LOC Bank of America NA, VRDN (c)	7,200	7,200
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 3.33% 10/7/24, LOC Truist Bank, VRDN (c)	1,210	1,210
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2006, 4.03% 10/1/24, LOC Bank of America NA, VRDN (c)	3,605	3,605
TOTAL TENNESSEE		12,015
Texas - 7.7%
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 3.85% 10/1/24 (Exxon Mobil Corp. Guaranteed), VRDN (c)	13,000	13,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2024 D, 3.2% 10/7/24, VRDN (c)	16,200	16,200
Series 2024 E, 3.2% 10/7/24, VRDN (c)	40,185	40,185
Series 2024 F, 3% 10/7/24, VRDN (c)	43,500	43,500
Harris County Hosp. District Rev. Series 2010, 3.2% 10/7/24, LOC JPMorgan Chase Bank, VRDN (c)	23,070	23,070
Houston Util. Sys. Rev.:
Series 2004 B2, 3.23% 10/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	29,225	29,225
Series 2004 B3, 3.23% 10/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	7,650	7,650
Series 2004 B4, 3.23% 10/7/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	21,300	21,300
Series 2004 B5, 3.23% 10/7/24 (Liquidity Facility UBS AG), VRDN (c)	68,390	68,390
Series 2004 B6, 3.23% 10/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	27,640	27,640
Series 2012 A, 3.23% 10/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (c)	15,620	15,620
Port Arthur Navigation District Exempt Facilities:
(Total Petroleum Proj.) Series 2010, 3.21% 10/7/24 (TotalEnergies SE Guaranteed), VRDN (c)	44,800	44,800
(Var-Total Petrochemicals Proj.) Series 2009, 3.21% 10/7/24 (TotalEnergies SE Guaranteed), VRDN (c)	700	700
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 3.21% 10/7/24 (TotalEnergies SE Guaranteed), VRDN (c)	46,140	46,140
Series 2012, 3.45% 10/7/24 (TotalEnergies SE Guaranteed), VRDN (c)	105,500	105,500
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 3.21% 10/7/24 (TotalEnergies SE Guaranteed), VRDN (c)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 3.21% 10/7/24 (TotalEnergies SE Guaranteed), VRDN (c)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C3, 3.15% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	29,615	29,615
Series 2008 C4, 3.15% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	26,620	26,620
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 3.25% 10/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	37,215	37,215
Series 2011 B, 3.3% 10/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	15,020	15,020
Series 2012 B, 3.3% 10/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	13,335	13,335
Series 2013 A, 3.3% 10/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	7,340	7,340
Series 2013 B, 3.3% 10/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	37,835	37,835
Series 2014 A, 3.3% 10/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	37,990	37,990
Series 2015 A, 3.3% 10/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	13,400	13,400
TOTAL TEXAS		729,590
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 3.75% 10/7/24, VRDN (c)	32,300	32,300
Virginia - 0.9%
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2018 C, 3.2% 10/7/24, VRDN (c)	5,985	5,985
Series 2016 C, 3.2% 10/7/24, VRDN (c)	8,875	8,875
Harrisonburg Econ. Dev. A Series 2023, 3.2% 10/7/24, LOC U.S. Bank NA, Cincinnati, VRDN (c)	38,825	38,825
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 3.15% 10/7/24, VRDN (c)	2,050	2,050
Virginia Small Bus. Fin. Auth. Hosp. Rev. Series 2008 A, 3.21% 10/7/24, LOC PNC Bank NA, VRDN (c)	29,100	29,100
TOTAL VIRGINIA		84,835
Washington - 0.3%
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 3.26% 10/7/24, LOC Bank of America NA, VRDN (c)	14,700	14,700
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 3.56% 10/7/24, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	14,500	14,500
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Cambridge Apts. Proj.) Series 2009, 3.18% 10/7/24, LOC Fannie Mae, VRDN (c)	3,815	3,815
TOTAL WASHINGTON		33,015
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 C, 3.15% 10/7/24, LOC TD Banknorth, NA, VRDN (c)	19,890	19,890
Wisconsin - 0.5%
Wisconsin Hsg. & Econ. Dev. Auth.:
2019 Series B, 3.15% 10/7/24 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)	4,600	4,600
Series 2021 B, 3.15% 10/7/24 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)	23,600	23,600
Series 2022 B, 3.15% 10/7/24 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)	22,500	22,500
TOTAL WISCONSIN		50,700
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 3.6% 10/7/24, VRDN (c)	2,700	2,700
TOTAL VARIABLE RATE DEMAND NOTE (Cost $4,077,415)		4,077,415

Tender Option Bond - 22.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.2%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series ZF 13 98, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,965	1,965
Black Belt Energy Gas District Participating VRDN:
Series XM 11 44, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	6,250	6,250
Series XM 11 50, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	8,950	8,950
Series XM 11 73, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,000	2,000
Series ZL 04 87, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,125	2,125
Series ZL 05 08, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	8,590	8,590
Series ZL 05 09, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,515	4,515
Series ZL 05 18, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,335	3,335
Energy Southeast Ala Coop. District Participating VRDN:
Series XL 05 42, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,080	3,080
Series XM 11 39, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,900	5,900
Jefferson County Swr. Rev. Participating VRDN Series XL 05 31, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,500	4,500
Pittsburg WTSW Participating VRDN 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	49,185	49,185
Southeast Alabama Gas Supply District Participating VRDN:
Series XF 16 87, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,670	2,670
Series XF 16 94, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,125	3,125
Southeast Energy Auth. Coop. Dis Participating VRDN Series XM 11 35, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,000	4,000
Southeast Energy Auth. Rev. Participating VRDN Series ZL 04 68, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,340	2,340
TOTAL ALABAMA		112,530
Arizona - 0.2%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series XF 17 47, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,700	2,700
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Floater MIZ 91 76, 3.47% 11/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)(f)(g)	5,300	5,300
Series Floater MIZ 91 87, 3.47% 11/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)(f)(g)	4,500	4,500
Series MIZ 91 80, 3.47% 11/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)(f)(g)	3,200	3,200
Jefferson County Ala Board Ed. Pubs Participating VRDN Series YX 13 19, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,025	2,025
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	1,200	1,200
TOTAL ARIZONA		18,925
California - 0.3%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 3.4% 11/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,665	4,665
California State Univ. Rev. Participating VRDN:
Series 2022 XX 12 63, 3.17% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	3,750	3,750
Series XM 11 40, 3.17% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,075	8,075
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	2,399	2,399
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN Series XX 12 75, 3.17% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,685	2,685
Univ. of California Revs. Participating VRDN:
Series 2022 XX 12 58, 3.17% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,000	4,000
Series Floaters YX 10 98, 3.17% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	7,600	7,600
TOTAL CALIFORNIA		33,174
Colorado - 0.4%
Colorado Ctfs. of Prtn. Participating VRDN Series XG 04 26, 3.18% 10/7/24 (Liquidity Facility UBS AG) (c)(f)(g)	8,720	8,720
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series 2022 YX 12 54, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	3,905	3,905
Series 2023, 3.45% 11/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	13,000	13,000
Series XF 16 19, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,000	4,000
Series XG 02 51, 3.2% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	720	720
Series XL 04 36, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,710	3,710
Series XM 08 29, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,400	4,400
Series XM 11 24, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,345	2,345
TOTAL COLORADO		40,800
Connecticut - 0.7%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	26,555	26,555
Series Floaters 016, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	23,400	23,400
Series Floaters YX 10 95, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,000	4,000
Series XM 10 35, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,705	2,705
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series YX 12 91, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,100	8,100
TOTAL CONNECTICUT		64,760
District Of Columbia - 0.2%
District of Columbia Gen. Oblig. Participating VRDN Series Floaters E 108, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,970	2,970
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	9,475	9,475
Series XF 09 19, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,355	1,355
Series XG 02 67, 3.2% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	1,715	1,715
TOTAL DISTRICT OF COLUMBIA		15,515
Florida - 1.6%
Broward County Convention Ctr. Participating VRDN:
Series XF 16 41, 3.25% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	10,700	10,700
Series ZL 05 32, 3.17% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	8,100	8,100
Broward County Wtr. & Swr. Util. Rev. Participating VRDN Series XL 05 51, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,230	2,230
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series YX 13 17, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	5,200	5,200
County of Broward Tourist Dev. Tax Rev. Participating VRDN:
Series XL 04 12, 3.23% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,000	4,000
Series XL 04 29, 3.26% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,415	1,415
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series XF 31 00, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,265	4,265
Series XM 10 72, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,750	3,750
Florida Hsg. Fin. Corp. Rev. Participating VRDN Series XF 17 09, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	5,190	5,190
Gainesville Utils. Sys. Rev. Participating VRDN Series YX 12 84, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	7,815	7,815
Hillsborough County Indl. Dev. Auth. Participating VRDN Series XF 32 39, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,100	3,100
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series ZF 16 92, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	3,070	3,070
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 3.19% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,130	5,130
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 3.2% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	7,400	7,400
Miami-Dade County School District Participating VRDN Series XL 05 44, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,800	2,800
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN:
Series XF 30 80, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,000	6,000
Series XF 31 22, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,280	4,280
Series XM 11 22, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	13,900	13,900
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 03 70, 3.25% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	6,630	6,630
Pasco County Fla Hosp. Rev. Participating VRDN Series XM 11 55, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,285	5,285
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	200	200
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series YX 12 86, 3.22% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	7,435	7,435
Tallahassee Health Facilities Rev. Participating VRDN:
Series BAML 50 33, 4.04% 10/1/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	12,230	12,230
Series XG 04 85, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,595	2,595
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series ZL 04 85, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	2,500	2,500
Tampa Health Sys. Rev. Participating VRDN:
Series 2022 ZF 14 10, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,625	2,625
Series XF 31 46, 3.2% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	2,315	2,315
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 3.95% 10/1/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	8,100	8,100
TOTAL FLORIDA		148,260
Georgia - 1.5%
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XF 15 03, 3.95% 10/1/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,730	5,730
Series XG 02 44, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	170	170
Series XX 12 80, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	10,000	10,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series E 155, 3.19% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	30,695	30,695
Series Floaters E 107, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	15,400	15,400
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 3.25% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,130	2,130
Georgia Gen. Oblig. Participating VRDN:
Series 2023 D7, 3.17% 10/7/24 (Liquidity Facility Citibank NA) (c)(f)(g)	9,375	9,375
Series CF 70 07, 3.18% 10/7/24 (Liquidity Facility Citibank NA) (c)(f)(g)	3,500	3,500
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 31 06, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,085	8,085
Series XG 04 70, 3.2% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	8,150	8,150
Main Street Natural Gas, Inc. Participating VRDN:
Series Floaters XF 07 51, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	22,705	22,705
Series XF 16 01, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	6,800	6,800
Series XM 11 34, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,000	4,000
Series XM 11 36, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,700	2,700
Series ZF 16 55, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,105	3,105
Series ZF 16 59, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,110	2,110
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 3.2% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	5,305	5,305
TOTAL GEORGIA		139,960
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Participating VRDN Series XG 05 65, 3.2% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,150	2,150
Illinois - 2.9%
Chicago Board of Ed. Participating VRDN:
Series Floaters XG 02 17, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,625	5,625
Series XG 04 69, 3.21% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	3,260	3,260
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,545	2,545
Series 2022 XF 30 45, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	31,330	31,330
Series Floaters XL 01 05, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,380	8,380
Series XG 04 34, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,750	2,750
Series XX 12 64, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	18,710	18,710
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 36, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	560	560
Chicago Transit Auth. Participating VRDN Series XL 01 45, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,685	8,685
Illinois Fin. Auth. Participating VRDN:
Series 2022 ZF 30 56, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	2,700	2,700
Series BAML 50 45, 3.23% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	38,850	38,850
Series BAML 50 47, 3.23% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	44,900	44,900
Series XG 04 31, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	5,135	5,135
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 3.25% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,745	4,745
Series 2022 ZL 03 54, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	2,500	2,500
Series Floaters 017, 3.45% 11/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	19,500	19,500
Series XF 07 11, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	9,900	9,900
Series XF 15 40, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,500	2,500
Series YX 12 26, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	9,150	9,150
Series YX 13 26, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	3,395	3,395
Illinois Gen. Oblig. Participating VRDN:
Series XF 10 10, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	10,595	10,595
Series XL 02 60, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,800	4,800
Series XM 07 59, 3.2% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	1,600	1,600
Series XM 10 48, 3.2% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	4,500	4,500
Series XM 10 49, 3.2% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	10,100	10,100
Series YX 13 38, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	3,960	3,960
Illinois Hsg. Dev. Auth. Participating VRDN Series 2023, 3.18% 10/7/24 (Liquidity Facility Citibank NA) (c)(f)(g)	2,500	2,500
Illinois Reg'l. Trans. Auth. Participating VRDN Series XF 16 23, 3.21% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	3,000	3,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 3.21% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,490	5,490
Series XF 15 33, 3.21% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,700	2,700
Series ZL 03 32, 3.21% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,310	1,310
JPMorgan Chase Bank Participating VRDN Series ZF 13 88, 3.21% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,000	2,000
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 3.21% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,120	2,120
TOTAL ILLINOIS		279,795
Indiana - 0.1%
Indiana Fin. Auth. Health Facilities Rev. Participating VRDN Series XF 15 69, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	8,000	8,000
Iowa - 0.2%
Iowa Fin. Auth. Rev. Participating VRDN Series BC 240 03, 3.4% 11/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	15,000	15,000
Iowa Fin. Auth. Single Family Mtg. Participating VRDN Series XG 05 22, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,250	4,250
TOTAL IOWA		19,250
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series YX 12 23, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	5,400	5,400
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.25% 10/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(f)(g)	5,500	5,500
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XM 11 41, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,000	3,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN:
Series Floaters XG 01 23, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	440	440
Series XF 31 81, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,200	2,200
Kentucky, Inc. Pub. Energy Participating VRDN:
Series XF 16 83, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	4,760	4,760
Series XG 05 56, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	1,875	1,875
TOTAL KENTUCKY		17,775
Louisiana - 0.8%
Louisiana Pub. Facilities Auth. Rev. Participating VRDN:
Series Floater BAML 5041 D1, 4.04% 10/1/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	64,185	64,185
Series YX 12 95, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	14,205	14,205
TOTAL LOUISIANA		78,390
Maryland - 0.1%
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 3.19% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	6,760	6,760
Michigan - 0.8%
Eastern Michigan Univ. Revs. Participating VRDN Series Floater 046, 3.8% 10/1/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,890	6,890
Holly Area School District Participating VRDN Series XG 04 86, 3.2% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,755	6,755
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.25% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	1,010	1,010
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XM 04 65, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	11,335	11,335
Series XG 05 03, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,635	6,635
Michigan Fin. Auth. Act 38 Facss Participating VRDN Series XF 17 05, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,490	4,490
Michigan Fin. Auth. Rev. Participating VRDN:
Series XF 07 82, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	3,125	3,125
Series XG 04 33, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,800	4,800
Series ZF 30 32, 3.18% 10/7/24 (Liquidity Facility UBS AG) (c)(f)(g)	2,560	2,560
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series XF 15 81, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	2,400	2,400
Series XL 04 67, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,000	2,000
Michigan State Univ. Revs. Participating VRDN Series XM 11 71, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,500	2,500
Monroe Mich Pub. Schools Participating VRDN Series XF 16 93, 3.2% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	3,000	3,000
Pittsburg WTSW Participating VRDN Series 2024 5067, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	19,200	19,200
TOTAL MICHIGAN		76,700
Minnesota - 0.1%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Participating VRDN Series XG 05 23, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,900	4,900
Minnesota Gen. Oblig. Participating VRDN Series CF 70 01, 3.17% 10/7/24 (Liquidity Facility Citibank NA) (c)(f)(g)	3,400	3,400
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 86, 3.47% 11/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)(f)(g)	4,715	4,715
TOTAL MINNESOTA		13,015
Missouri - 1.1%
Kansas City Spl. Oblig. Participating VRDN:
Series XG 03 61, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,090	6,090
Series YX 11 93, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	9,115	9,115
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XF 16 80, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	1,645	1,645
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	32,500	32,500
Missouri Health & Edl. Facilities Rev.:
Bonds Series 2023 G 121, 3.35%, tender 12/2/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,600	2,600
Participating VRDN:
Series 2024, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	12,100	12,100
Series ZF 17 44, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,590	4,590
3.19% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	10,200	10,200
Pittsburg WTSW Participating VRDN 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	23,000	23,000
St Louis County Spl. Oblig. Participating VRDN Series XG 03 82, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,000	6,000
TOTAL MISSOURI		107,840
Nebraska - 0.0%
Central Plains Energy Proj. Rev. Participating VRDN Series 2022 ZL 03 01, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	480	480
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series YX 13 34, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	1,540	1,540
TOTAL NEBRASKA		2,020
Nevada - 0.4%
Clark County Fuel Tax Participating VRDN Series ZL 04 80, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	3,275	3,275
Clark County Hwy. Impt. Rev. Participating VRDN Series XG 04 94, 3.18% 10/7/24 (Liquidity Facility UBS AG) (c)(f)(g)	3,995	3,995
Clark County School District Participating VRDN Series XF 14 73, 3.27% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	3,730	3,730
Clark County Wtr. Reclamation District Participating VRDN:
Series XF 15 85, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	6,400	6,400
Series XM 11 57, 3.95% 10/1/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	10,800	10,800
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN:
Series XG 05 29, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	5,620	5,620
Series ZF 31 55, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	4,750	4,750
TOTAL NEVADA		38,570
New Hampshire - 0.4%
Nat'l. Fin. Auth. N H Health C Participating VRDN Series 2024 E157, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	39,900	39,900
New Jersey - 0.7%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 10 48, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	3,400	3,400
Series YX 12 87, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,725	2,725
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Participating VRDN Series Floater 2024, 3.4% 11/4/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	29,300	29,300
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 10 96, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	7,500	7,500
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,115	8,115
Series XF 15 57, 3.18% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	3,435	3,435
Series XF 16 75, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	3,170	3,170
Series YX 12 68, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	5,800	5,800
TOTAL NEW JERSEY		63,445
New York - 1.1%
New York City Gen. Oblig. Participating VRDN:
Series Floaters E87, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	8,200	8,200
Series Floaters E88, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,000	2,000
Series Floaters XM 07 06, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	1,900	1,900
Series XF 13 27, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,000	4,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters E 129, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	22,800	22,800
Series XF 30 66, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,500	2,500
Series XF 30 71, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,670	2,670
Series XF 31 60, 3.17% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,750	3,750
Series XL 05 38, 3.17% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	2,090	2,090
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 28 78, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,400	2,400
Series XF 30 00, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	35,095	35,095
RBC Muni. Products, Inc. Trust Participating VRDN Series 2024 D7, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	14,400	14,400
TOTAL NEW YORK		101,805
North Carolina - 0.1%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series XF 16 03, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,940	2,940
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series 2022 XG 04 03, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	827	827
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series YX 13 16, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	10,695	10,695
TOTAL NORTH CAROLINA		14,462
North Dakota - 0.2%
Monroeville Fin. Auth. UPMC Rev. Participating VRDN Series YX 11 85, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,550	6,550
North Dakota Hsg. Fin. Agcy. Participating VRDN Series XG 05 59, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	6,585	6,585
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series XF 16 96, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,440	4,440
TOTAL NORTH DAKOTA		17,575
Ohio - 0.8%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	7,715	7,715
Series Floaters XF 25 16, 3.24% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	3,600	3,600
Brunswick Ohio City School District Participating VRDN Series XF 15 47, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,750	2,750
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.25% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	4,655	4,655
Cuyahoga County Hosp. Rev. Participating VRDN Series Floater BAML 23 5043, 3.22% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,900	2,900
Franklin County Hosp. Facilities Rev. Participating VRDN Series XG 05 07, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,810	2,810
Hamilton County Hosp. Facilities Rev. Participating VRDN Series XG 05 25, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	6,775	6,775
Montgomery County Hosp. Rev. Participating VRDN Series Floaters E 132, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	18,485	18,485
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XF 31 14, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	5,750	5,750
Ohio Hosp. Rev. Participating VRDN:
Series C18, 3.19% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,100	2,100
Series XG 04 90, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,610	2,610
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN:
Series Floaters XF 27 11, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,455	3,455
Series XF 31 45, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	3,060	3,060
Port of Greater Cincinnati Dev. Auth. Rev. Participating VRDN Series XL 05 53, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,635	3,635
Univ. of Cincinnati Gen. Receipts Participating VRDN:
Series 2022 ZL 03 55, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,700	3,700
Series XF 17 11, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,945	3,945
TOTAL OHIO		77,945
Oklahoma - 0.1%
Oklahoma City Okla Wtr. Utils. T Participating VRDN Series XM 11 63, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	3,800	3,800
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series E 140, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	6,305	6,305
TOTAL OKLAHOMA		10,105
Oregon - 0.2%
Beaverton School District Participating VRDN Series 2022 XF 14 19, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,330	1,330
Multnomah County School District #1J Portland Participating VRDN Series XF 15 30, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	15,710	15,710
TOTAL OREGON		17,040
Pennsylvania - 1.0%
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	1,800	1,800
Cumberland County Muni. Auth. Rev. Participating VRDN Series YX 12 73, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	9,375	9,375
Geisinger Auth. Health Sys. Rev. Participating VRDN Series XG 04 68, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,760	6,760
Lehigh County Gen. Purp. Auth. Rev. Participating VRDN Series XL 00 99, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,250	4,250
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series BAML 23 50 39, 3.23% 11/4/24 (Liquidity Facility Bank of America NA) (c)(d)(f)(g)	11,320	11,320
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN Series XG 05 50, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,100	4,100
Pennsylvania Econ. Dev. Fing. Auth. Participating VRDN Series XF 15 25, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,860	2,860
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Participating VRDN Series XL 05 39, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,500	3,500
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Floater BA ML 24, 4.09% 10/1/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	11,400	11,400
Series XG 02 63, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	840	840
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,700	2,700
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series XM 10 08, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	835	835
Series XX 10 44, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,365	6,365
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series 2017, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,320	6,320
Series XF 16 06, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	4,400	4,400
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN:
Series XL 01 04, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	8,120	8,120
Series ZL 05 12, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	3,335	3,335
Southeastern Pennsylvania Trans. Auth. Rev. Participating VRDN:
Series 2022 XG 04 12, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,115	3,115
Series XG 04 13, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,370	3,370
Series XM 10 57, 3.2% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	3,600	3,600
TOTAL PENNSYLVANIA		98,365
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	2,865	2,865
South Carolina - 0.7%
Patriots Energy Group Fing. Agcy. Participating VRDN:
Series XG 05 39, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,000	2,000
Series XM 11 43, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,000	3,000
Series ZF 16 53, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,730	2,730
Series ZF 16 70, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,295	5,295
Series ZF 16 71, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,500	2,500
Series ZL 05 15, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,830	2,830
Series ZL 05 25, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	6,665	6,665
Pittsburg WTSW Participating VRDN Series 2024, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	24,900	24,900
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series XF 15 31, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	4,635	4,635
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	1,905	1,905
Series XF 15 48, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,000	3,000
Series YX 12 69, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,000	4,000
TOTAL SOUTH CAROLINA		63,460
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series 2022 XF 14 09, 3.19% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,625	5,625
Tennessee - 0.3%
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,700	6,700
Series Floaters XG 01 94, 3.19% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,535	5,535
Metropolitan Govt. Nashville & Davidson County Sports Auth. Rev. Participating VRDN Series XG 05 17, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	7,135	7,135
Metropolitan Govt. of Nashville & Davidson County Participating VRDN Series XF 15 97, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,085	3,085
Tennessee Energy Acquisition Corp. Participating VRDN Series ZF 16 58, 3.2% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,470	2,470
TOTAL TENNESSEE		24,925
Texas - 2.4%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,600	6,600
Aledo Independent School District Participating VRDN Series XF 31 42, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	3,465	3,465
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series XF 31 12, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,000	8,000
Series XG 05 34, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,330	5,330
Bridge City Independent School District Participating VRDN Series 2022 XL 03 25, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	2,605	2,605
Crowley Independent School Dis Participating VRDN:
Series XF 32 38, 3.17% 10/7/24 (Liquidity Facility UBS AG) (c)(f)(g)	2,910	2,910
Series XG 05 13, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,000	2,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XF 27 28, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	6,395	6,395
Denton Independent School District Participating VRDN:
Series XF 15 52, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	4,000	4,000
Series XF 31 28, 3.17% 10/7/24 (Liquidity Facility UBS AG) (c)(f)(g)	5,150	5,150
Series XF 31 39, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,000	6,000
Series XF 31 65, 3.17% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	8,000	8,000
Series ZF 16 74, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	3,240	3,240
El Paso Wtr. & Swr. Rev. Participating VRDN Series G 124, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)(g)	5,700	5,700
Forney Independent School District Participating VRDN Series 2022 XL 03 62, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,770	2,770
Greenville Tex Elec. Util. Sys. R Participating VRDN Series XM 11 80, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,680	5,680
Harris County Children's Hosp. Participating VRDN Series E-149, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,000	2,000
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	6,500	6,500
Houston Gen. Oblig. Participating VRDN Series XF 17 18, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	6,120	6,120
Katy Independent School District Participating VRDN Series XF 31 16, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,000	8,000
Lamar Consolidated Independent School District Participating VRDN:
Series XF 16 57, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	3,100	3,100
Series XF 31 31, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	7,000	7,000
Medina Valley Texas Independent School District Participating VRDN Series XM 11 25, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	2,700	2,700
Mizuho Floater / Residual Trust V Participating VRDN:
Series Floater MIZ 91 85, 3.47% 11/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)(f)(g)	4,600	4,600
Series MIZ 91 71, 4.03% 10/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(f)(g)	5,975	5,975
New Braunfels Independent School District Participating VRDN Series 2022 XM 10 63, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	3,750	3,750
North Ft. Bend Wtr. Auth. Participating VRDN Series 2022 XF 30 23, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	7,620	7,620
Northwest Independent School District Participating VRDN Series XF 15 76, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	2,675	2,675
Princeton Independent School District Participating VRDN Series XF 31 92, 3.17% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,125	3,125
Red Oak Independent School District Participating VRDN Series XG 05 12, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	3,385	3,385
Royse City Independent School District Participating VRDN Series XF 16 08, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	3,200	3,200
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series XF 14 47, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,000	2,000
Series XF 31 36, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	10,105	10,105
Spring Tex Independent School District Participating VRDN Series XF 30 89, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,630	4,630
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series E 141, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	10,320	10,320
Series XL 03 60, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	2,745	2,745
Series ZF 16 68, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,260	2,260
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series 2021 E1 50, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	4,000	4,000
Tender Option Bond Trust Receipts Participating VRDN Series ZF 32 01, 3.17% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	2,890	2,890
Texas Wtr. Dev. Board Rev.:
Bonds Series MS 00 17, 3.3%, tender 1/9/25 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(d)(f)(g)	3,600	3,600
Participating VRDN:
Series 2022 XM 1066, 3.17% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	9,380	9,380
Series Floaters XF 25 57, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	5,600	5,600
Series Floaters XF 27 30, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,310	4,310
Series Floaters XG 02 11, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	10,000	10,000
Series XF 16 64, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,000	2,000
Waxahachie Independent School District Participating VRDN Series XF 15 53, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	4,560	4,560
Ysleta Tex Independent School District Participating VRDN Series XF 13 38, 3.18% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,665	2,665
TOTAL TEXAS		228,660
Utah - 0.0%
Utah County Hosp. Rev. Participating VRDN Series XM 10 03, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,435	2,435
Virginia - 0.8%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,200	4,200
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	7,136	7,136
Hampton Roads Trans. Accountability Commission Participating VRDN:
Series XF 30 91, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	3,365	3,365
Series XM 11 49, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,000	5,000
Series ZL 02 67, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	2,250	2,250
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C20, 3.19% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,000	5,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 3.25% 10/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(f)(g)	33,820	33,820
Univ. of Virginia Gen. Rev. Participating VRDN Series XG 04 08, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,375	3,375
Williamsburg Econ. Dev. Participating VRDN Series XF 15 46, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	9,860	9,860
TOTAL VIRGINIA		74,006
Washington - 0.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev.:
Bonds Series G 123, 3.35%, tender 11/1/24 (Liquidity Facility Royal Bank of Canada) (c)(d)(f)(g)	1,800	1,800
Participating VRDN Series XM 11 01, 3.16% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	3,245	3,245
CommonSpirit Health Participating VRDN Series XF 1017, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	6,000	6,000
Multicare Health Sys. Participating VRDN Series E 153, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	20,940	20,940
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	19,715	19,715
Series XG 02 87, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,100	2,100
Washington Gen. Oblig. Participating VRDN:
Series XF 21 72, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	270	270
Series ZF 31 73, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	5,000	5,000
Series ZL 04 90, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,665	1,665
Series ZL 04 91, 3.18% 10/7/24 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,665	1,665
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 2015 XF0150, 3.2% 10/7/24 (Liquidity Facility Bank of America NA) (c)(f)(g)	3,165	3,165
Series XF 15 14, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	4,015	4,015
Series XF 30 62, 3.19% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	1,300	1,300
Series XG 04 75, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	5,290	5,290
Series XG 04 81, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	3,905	3,905
TOTAL WASHINGTON		80,075
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series XF 15 37, 3.19% 10/7/24 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	5,525	5,525
Wisconsin - 0.2%
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series XL 02 96, 3.18% 10/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	4,000	4,000
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 3.18% 10/7/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	9,535	9,535
Series XL 04 83, 3.18% 10/7/24 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	2,250	2,250
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series XL 05 54, 3.18% 10/7/24 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	5,400	5,400
TOTAL WISCONSIN		21,185
TOTAL TENDER OPTION BOND (Cost $2,178,992)		2,178,992

Other Municipal Security - 19.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Arizona - 0.1%
Arizona Ctfs. of Prtn. Bonds Series 2016, 5% 10/1/24 (Escrowed to Maturity)	400	400
Maricopa County Rev. Bonds Series C, 5%, tender 10/18/24 (c)	375	375
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2024 C, 3.6% 3/4/25, CP	5,200	5,200
TOTAL ARIZONA		5,975
California - 0.9%
Univ. of California Revs. Series 2024:
3.5% 11/20/24, CP	10,700	10,700
3.52% 10/3/24, CP	21,200	21,200
3.55% 10/8/24, CP	25,100	25,100
3.85% 11/14/24, CP	30,500	30,500
TOTAL CALIFORNIA		87,500
Colorado - 0.0%
Colorado Ctfs. of Prtn. Bonds Series 2022, 6% 12/15/24	420	422
Denver City & County Arpt. Rev. Bonds:
Series 2016 A, 5% 11/15/24	245	245
Series 2020 A1, 5% 11/15/24	1,025	1,027
TOTAL COLORADO		1,694
Connecticut - 0.5%
Connecticut Gen. Oblig. Bonds Series 2016 E, 5% 10/15/24	1,995	1,996
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2018 A, 5% 1/1/25	465	466
Series 2018 C, 5% 10/1/24	670	670
Danbury Gen. Oblig. BAN Series 2024 B, 5% 2/24/25 (b)	27,900	28,064
East Lyme Gen. Oblig. BAN Series 2024, 4.15% 8/7/25	5,260	5,286
Milford Gen. Oblig. BAN Series 2023, 4.75% 10/29/24	1,190	1,191
New London BAN Series 2024, 4.5% 3/13/25	8,600	8,635
Univ. of Connecticut Gen. Oblig. Bonds Series 2015 A, 5% 2/15/25	1,025	1,032
TOTAL CONNECTICUT		47,340
District Of Columbia - 0.0%
District of Columbia Income Tax Rev. Bonds:
Series 2019 A, 5% 3/1/25	290	292
Series 2019 C, 5% 10/1/24	365	365
TOTAL DISTRICT OF COLUMBIA		657
Florida - 0.3%
Broward County School District TAN Series 2024, 4% 1/29/25	550	551
Citizens Property Ins. Corp. Bonds Series 2015 A1, 5% 12/1/24 (Pre-Refunded to 12/1/24 @ 100)	975	977
East Central Reg'l. Wastewat Bonds (Biosolids Proj.) Series 2014, 5.5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	335	335
Florida Local Govt. Fin. Cmnty. Series 2024 A1, 3.54% 10/3/24, LOC JPMorgan Chase Bank, CP	16,213	16,213
Hillsborough County Aviation Auth. Rev. Bonds Series 2015 B, 5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	100	100
Martin County Health Facilities Bonds Series 2015, 5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	5,030	5,038
Miami-Dade County Wtr. & Swr. Rev. Bonds Series 2015, 5% 10/1/24	2,050	2,050
TOTAL FLORIDA		25,264
Georgia - 0.1%
Atlanta Wtr. & Wastewtr. Rev. Bonds Series 2013 B, 5% 11/1/24	200	200
Cobb County School District TAN Series 2024, 4% 12/16/24	3,540	3,544
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2024 B, 3.35% 12/10/24, LOC TD Banknorth, NA, CP	10,000	10,000
TOTAL GEORGIA		13,744
Illinois - 0.9%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Bonds:
Series 2014 A, 5% 12/1/24 (Pre-Refunded to 12/1/24 @ 100)	3,390	3,398
Series 2014 B, 5% 12/1/24 (Pre-Refunded to 12/1/24 @ 100)	2,435	2,441
Series 2016 A, 5% 12/1/24	2,040	2,044
Series 2021 C, 5% 12/1/24	915	917
Cook County Gen. Oblig. Bonds:
Series 2021 B, 4% 11/15/24	525	525
Series 2022 A, 5% 11/15/24	10,830	10,849
Cook County Sales Tax Rev. Bonds:
Series 2022 A, 5% 11/15/24	625	626
Series 2022 B, 5% 11/15/24	1,105	1,106
Illinois Fin. Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 3.45%, tender 4/28/25 (c)(e)	600	600
Illinois Gen. Oblig. Bonds:
Series 2016, 5% 2/1/25	3,800	3,822
Series 2017 D, 5% 11/1/24	21,115	21,134
Series 2018 A, 6% 5/1/25	1,550	1,569
Series 2018 B:
5% 10/1/24	1,135	1,135
5% 10/1/25	2,465	2,514
Series 2019 A, 5% 11/1/24	1,000	1,001
Series 2020 D, 5% 10/1/24	3,800	3,800
Series 2021 A, 5% 12/1/24	1,445	1,448
Series 2022 A, 5% 3/1/25	400	402
Series 2022 B, 5% 3/1/25	4,950	4,984
Series 2023 C, 5% 5/1/25	825	830
Series 2024 B, 5% 10/1/25 (h)	5,600	5,710
Series 2024, 5% 2/1/25 (h)	16,860	16,949
TOTAL ILLINOIS		87,804
Indiana - 0.0%
Indiana Fin. Auth. Rev. Bonds Series 2015 A, 4% 3/1/25 (Pre-Refunded to 3/1/25 @ 100)	2,000	2,007
Kansas - 0.6%
City of Lawrence Kansas Gen. Oblig. BAN Series 2024 I, 4.5% 5/1/25	21,040	21,165
Wichita Gen. Oblig. BAN:
Series 2023, 5% 10/15/24	1,455	1,456
Series 2024 318, 4% 10/15/25 (h)	36,565	36,974
TOTAL KANSAS		59,595
Kentucky - 0.0%
Kentucky Asset/Liability Commission Gen. Fund Rev. Bonds Series 2021 A, 5% 11/1/24	1,270	1,271
Kentucky State Property & Buildings Commission Rev. Bonds Series 2016 B, 5% 11/1/24	1,360	1,362
TOTAL KENTUCKY		2,633
Louisiana - 0.0%
Louisiana Local Govt. Envir. Facilities Bonds:
(LCTCS ACT 360 Proj.) Series 2014, 5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	670	670
(LCTCS Act 360 Proj.) Series 2014, 5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	500	500
TOTAL LOUISIANA		1,170
Massachusetts - 0.7%
Ashland Gen. Oblig. BAN Series 2023, 5% 10/10/24	8,788	8,791
East Longmeadow Gen. Oblig. BAN Series 2024, 5% 1/30/25	8,970	9,013
Framingham Gen. Oblig. BAN Series 2024, 4.5% 12/19/24	10,400	10,418
Groton BAN Series 2024, 4.5% 6/20/25	13,700	13,787
Nantucket Gen. Oblig. BAN Series 2024 B, 4.5% 3/21/25	14,900	14,961
Westford Gen. Oblig. BAN Series 2024, 4.75% 5/1/25	12,718	12,806
TOTAL MASSACHUSETTS		69,776
Michigan - 0.3%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.4%, tender 4/28/25 (c)(e)	2,715	2,715
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series 2023 II, 5% 10/15/24	1,725	1,726
Series 2024 9, 3.45% 10/24/24, LOC JPMorgan Chase Bank, CP	21,100	21,100
Michigan Fin. Auth. Rev. Bonds:
(Trinity Health Proj.) Series 2017, 5% 12/1/24	380	381
Series 2015 MI, 5% 12/1/24	330	331
Series 2015, 5% 11/15/24 (Escrowed to Maturity)	500	501
Series 2019 MI2, 5%, tender 2/1/25 (c)	875	878
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2005 A3, 4% 11/1/24	275	275
Michigan Trunk Line Fund Rev. Bonds Series 2020 A, 5% 11/15/24	590	591
TOTAL MICHIGAN		28,498
Minnesota - 0.4%
Hennepin County Gen. Oblig. Bonds Series 2018 A, 5% 12/1/24	320	321
Univ. of Minnesota Gen. Oblig.:
Bonds Series 2017 B, 5% 12/1/24	415	416
Series 2024 F, 3.4% 11/13/24, CP	18,900	18,900
Series 2024 H, 3.2% 12/10/24, CP	14,600	14,600
TOTAL MINNESOTA		34,237
Nebraska - 0.3%
Omaha Pub. Pwr. District Elec. Rev. Series 2024 A:
3.36% 11/14/24, CP	10,850	10,850
3.6% 10/23/24, CP	7,650	7,650
3.65% 10/2/24, CP	5,650	5,650
3.68% 10/16/24, CP	8,400	8,400
TOTAL NEBRASKA		32,550
New Jersey - 1.8%
Branchburg Township BAN:
Series 2023, 5% 10/10/24	6,300	6,302
Series 2024 A, 4.5% 4/24/25	10,530	10,582
Cedar Grove Township Gen. Oblig. BAN Series 2024, 4.5% 6/26/25	7,600	7,645
Clifton Gen. Oblig. BAN Series 2024 A, 4.5% 5/21/25	5,600	5,627
Cranford Township Gen. Oblig. BAN Series 2024, 4% 8/22/25	5,300	5,331
East Brunswick Township Gen. Oblig. BAN Series 2024 B, 4% 7/15/25	3,200	3,215
Evesham Township BAN Series 2024 A, 4% 9/16/25	5,077	5,116
Freehold Township BAN Series 2023, 5% 10/23/24	17,745	17,755
Glassboro Gen. Oblig. BAN Series 2024 A, 4.25% 5/30/25	6,410	6,441
Ho & Ho Kus BAN Series 2024, 4.75% 5/1/25	2,262	2,272
Hopewell Township Gen. Oblig. BAN Series 2024, 4% 9/23/25	8,600	8,682
Jefferson Township Gen. Oblig. BAN Series 2024, 4.5% 6/13/25	12,161	12,227
Kinnelon Gen. Oblig. BAN Series 2024, 4% 9/26/25	6,388	6,450
Metuchen Gen. Oblig. BAN Series 2024 A, 4.5% 7/9/25	11,900	11,981
New Jersey Econ. Dev. Auth. Bonds Series 2022 A, 5% 11/1/24	275	275
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2006 C, 0% 12/15/24	1,000	992
Series A, 5% 12/15/24	2,825	2,832
Series AA, 5% 6/15/25	500	507
Old Bridge Township Gen. Oblig. BAN Series 2024, 4% 9/5/25	7,300	7,357
Point Pleasant Gen. Oblig. BAN Series 2024, 4% 8/29/25	4,240	4,266
Ridgewood Gen. Oblig. BAN Series 2024 B, 3.75% 10/9/25 (h)	14,740	14,875
Springfield Township Gen. Oblig. BAN Series 2024, 4.75% 5/1/25	4,473	4,495
Tenafly BAN Series 2024, 4.5% 5/22/25	7,200	7,237
West Milford Township Gen. Oblig. BAN Series 2024, 4% 9/12/25	10,323	10,404
Woodcliff Lake N J BAN Series 2024, 4% 9/19/25	5,546	5,585
TOTAL NEW JERSEY		168,451
New York - 3.3%
Albany City School District BAN Series 2024 B, 4.5% 6/26/25	50,989	51,314
Broome County Gen. Oblig. BAN Series 2024, 4.5% 4/25/25	43,400	43,594
Burnt Hills Ballston Lake NY BAN Series 2024, 4.5% 6/20/25	15,265	15,361
City of Kingston BAN Series 2024 C, 4% 8/13/25	5,405	5,408
Corning School District Gen. Oblig. BAN Series 2024 B, 4.5% 6/20/25	16,400	16,505
East Syracuse-Minoa Central School District BAN Series 2024, 4.5% 7/11/25	7,200	7,245
Harrison Cent School District BAN Series 2024, 4.5% 7/25/25	5,600	5,642
Kenmore-Tonawanda Union Free School District BAN Series 2024, 4.5% 6/26/25	16,100	16,203
Lancaster Gen. Oblig. BAN Series 2024, 4.5% 7/18/25	8,940	9,007
Mahopac Cent Scd BAN Series 2024, 4.5% 7/25/25	11,146	11,227
New Paltz Town N Y BAN Series 2024 D, 4% 10/3/25 (h)	4,877	4,920
New Windsor N Y BAN Series 2024, 4.5% 6/27/25	4,900	4,929
New York Pwr. Auth. Series 2024:
3.62% 10/8/24, CP	21,800	21,800
3.62% 10/10/24, CP	14,500	14,500
North Hempstead Gen. Oblig. BAN Series 2024 B, 4% 9/19/25	14,708	14,865
Ossining Village BAN Series 2024, 4% 9/18/25	16,733	16,888
Port Jervis NY City School District BAN Series 2024, 4.5% 6/27/25	5,000	5,031
Sachem Central School District of Holbrook TAN Series 2024, 4.5% 6/20/25	40,400	40,675
Southampton Union Free School District TAN Series 2024, 5% 6/20/25	7,300	7,400
TOTAL NEW YORK		312,514
Ohio - 0.3%
American Muni. Pwr. BAN Series 2024, 4.5% 6/19/25 (Ohio Gen. Oblig. Guaranteed)	2,000	2,008
Cuyahoga County Econ. Dev. Rev. Bonds Series 2020 D, 4% 12/1/24	1,675	1,676
Dublin City School District BAN Series 2023, 5% 12/18/24	2,650	2,657
Hamilton Gen. Oblig. BAN Series 2023, 4.5% 12/19/24 (Ohio Gen. Oblig. Guaranteed)	6,140	6,151
Kings Local School District BAN Series 2024, 4.5% 7/16/25	2,800	2,816
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Bonds Series 2014, 5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	1,075	1,077
Ohio Gen. Oblig. Bonds Series 2024 A, 5% 3/1/25	400	402
Springfield Gen. Oblig. BAN Series 2024, 4.125% 3/27/25 (Ohio Gen. Oblig. Guaranteed)	2,915	2,924
Wyoming City School District BAN Series 2024, 5.5% 5/14/25	3,810	3,843
TOTAL OHIO		23,554
Oregon - 0.1%
Multnomah County Hosp. Facilities Auth. Rev. Bonds (Mirabella at South Waterfront Proj.) Series 2014 A, 5.5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	4,115	4,115
Oregon Dept. of Trans. Hwy. User Tax Rev. Bonds:
Series 2014 A, 5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	350	350
Series 2015 A:
4% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	205	205
5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	450	451
5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	3,210	3,215
Oregon Gen. Oblig. Bonds Series 2024 A, 5% 5/1/25	2,000	2,017
TOTAL OREGON		10,353
Pennsylvania - 0.2%
Commonwealth Fing. Auth. Tobacco Bonds Series 2018, 5% 6/1/25	2,600	2,623
Montgomery County Indl. Dev. Auth. Bonds Series 2015 A:
5.25% 1/15/25 (Pre-Refunded to 1/15/25 @ 100)	1,390	1,396
5.25% 1/15/25 (Pre-Refunded to 1/15/25 @ 100)	695	698
Pennsylvania Gen. Oblig. Bonds:
Series 2018, 5% 3/1/25	1,400	1,410
Series 2020, 5% 5/1/25	7,200	7,261
Series 2021, 5% 5/15/25	6,545	6,604
Series 2022, 5% 10/1/24	845	845
TOTAL PENNSYLVANIA		20,837
Rhode Island - 0.0%
North Providence BAN Series 2024, 4% 7/23/25	305	307
South Carolina - 1.8%
Anderson County School District No. 004 BAN Series 2024, 4% 3/27/25	35,400	35,486
Charleston County School District BAN Series 2024 A, 4.5% 11/14/24	16,105	16,122
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2024 A, 4.5% 2/28/25	31,743	31,858
Series 2024 B, 5% 2/28/25	56,005	56,411
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2013 B, 5% 10/23/24 (Pre-Refunded to 10/23/24 @ 100)	3,170	3,173
York County School District #4 BAN Series 2024, 3.75% 10/8/25 (h)	25,400	25,630
TOTAL SOUTH CAROLINA		168,680
Texas - 6.1%
Austin Elec. Util. Sys. Rev.:
Bonds Series 2015 A, 5% 11/15/24	330	331
Series 2024 A:
3.33% 12/4/24 (Liquidity Facility JPMorgan Chase Bank), CP	42,482	42,482
3.6% 10/9/24 (Liquidity Facility JPMorgan Chase Bank), CP	9,750	9,750
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2024 A, 3.58% 1/8/25, CP	12,500	12,500
Dallas Area Rapid Transit Sales Tax Rev. Bonds Series 2019, 5% 12/1/24	325	326
Dallas Gen. Oblig. Bonds:
Series 2021, 5% 2/15/25	400	402
Series 2024 B:
5% 2/15/25	12,100	12,168
5% 2/15/25	16,735	16,831
Fort Worth Independent School District Bonds Series 2015, 5% 2/15/25 (Permanent School Fund of Texas Guaranteed)	325	326
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2014 A, 5% 12/1/24	2,900	2,906
Harris County Gen. Oblig.:
Bonds Series 2022 A, 5% 10/1/24	975	975
Series 2024 A1:
3.35% 12/5/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,500	8,500
3.4% 11/5/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,480	4,480
Series 2024 C, 3.4% 11/5/24, LOC Sumitomo Mitsui Banking Corp., CP	4,600	4,600
Series 2024 D:
3.35% 12/5/24 (Liquidity Facility JPMorgan Chase Bank), CP	3,100	3,100
3.4% 12/5/24 (Liquidity Facility JPMorgan Chase Bank), CP	3,100	3,100
Series 2024 D2, 3.28% 10/17/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	11,840	11,840
Houston Util. Sys. Rev. Bonds:
Series 2002 C, 5% 11/15/24	735	736
Series 2014 D, 5% 11/15/24	1,430	1,433
Keller Independent School District Bonds:
Series 2015 A, 4% 2/15/25 (Pre-Refunded to 2/15/25 @ 100)	200	201
Series 2015, 5% 2/15/25 (Pre-Refunded to 2/15/25 @ 100)	835	839
New Hope Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. Bonds (MRC Crestview Proj.) Series 2016, 5% 11/15/24 (Pre-Refunded to 11/15/24 @ 102)	1,105	1,129
Red Riv Health Facilities Dev. Corp. T Bonds (MRC The Crossings Proj.) Series 2014 A, 7.75% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	1,815	1,824
San Antonio Gen. Oblig. Bonds Series 2023, 5% 2/1/25	350	352
Spring Branch Independent School District Bonds Series 2022, 5% 2/1/25 (Permanent School Fund of Texas Guaranteed)	750	754
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, SIFMA Municipal Swap Index + 0.300% 3.48%, tender 4/28/25 (c)(e)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 3.48%, tender 4/28/25 (c)(e)	2,400	2,400
Texas A&M Univ. Rev. Series 2024 B, 3.63% 10/8/24, CP	18,303	18,303
Texas Gen. Oblig. Bonds Series 2014 A:
5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	2,800	2,800
5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	350	350
Texas Pub. Fin. Auth. Rev. Series 2024 B, 3.48% 10/2/24 (Liquidity Facility Texas Gen. Oblig.), CP	41,400	41,400
Texas Wtr. Dev. Board Rev. Bonds:
Series 2015 A, 5% 4/15/25	1,520	1,532
Series 2018 B, 5% 10/15/24	1,485	1,486
Univ. of Texas Board of Regents Sys. Rev. Series 2024 A:
3.13% 2/18/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,100	14,100
3.28% 1/13/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,300	11,301
3.33% 1/8/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,100	14,100
3.4% 1/10/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,200	11,200
3.41% 12/5/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,100	9,100
3.45% 10/16/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,300	10,300
3.48% 10/15/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,800	6,800
3.48% 10/18/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,500	3,500
3.49% 11/6/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,000	16,000
3.5% 10/17/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,250	4,250
3.5% 12/5/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,600	3,600
3.5% 1/7/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
3.6% 11/13/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,000	7,000
3.6% 11/18/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	18,200	18,200
3.6% 11/20/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,800	13,800
3.6% 11/21/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,500	5,500
3.62% 10/16/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,330	8,330
3.62% 11/5/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,200	7,200
3.62% 11/19/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,700	13,700
3.65% 10/3/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
3.65% 10/7/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
Univ. of Texas Permanent Univ. Fund Rev. Series 2024 A:
3.2% 2/11/25, CP	18,200	18,200
3.2% 3/12/25, CP	4,200	4,200
3.2% 3/18/25, CP	14,000	14,000
3.28% 2/4/25, CP	18,200	18,200
3.28% 2/5/25, CP	9,400	9,399
3.3% 12/18/24, CP	14,200	14,200
3.33% 12/3/24, CP	14,100	14,100
3.33% 12/16/24, CP	14,100	14,100
3.33% 12/17/24, CP	11,300	11,300
3.38% 12/4/24, CP	10,900	10,900
3.5% 10/11/24, CP	18,000	18,000
TOTAL TEXAS		576,736
Washington - 0.0%
Clark County School District #37, Vancouver Bonds Series 2018, 5% 12/1/24 (Washington Gen. Oblig. Guaranteed)	375	376
King County Gen. Oblig. Bonds:
Series 2015 E, 5% 12/1/24	340	341
Series 2023 A, 5% 12/1/24	230	231
King County Washington #406 Bonds Series 2018, 5% 12/1/24 (Washington Gen. Oblig. Guaranteed)	1,125	1,127
Pierce County School District #10 Tacoma Bonds Series 2014, 5% 12/1/24 (Pre-Refunded to 12/1/24 @ 100)	400	401
Port of Seattle Rev. Bonds Series 2015 A, 5% 11/12/24 (Escrowed to Maturity)	1,000	1,000
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2016 B, 5% 4/1/25	485	488
TOTAL WASHINGTON		3,964
Wisconsin - 0.9%
Madison Metropolitan School District TRAN Series 2024, 4% 9/2/25 (h)	33,000	33,334
Wisconsin Gen. Oblig. Series 2024:
3.3% 6/20/25, CP	7,688	7,688
3.6% 5/19/25, CP	19,100	19,100
3.8% 3/10/25, CP	5,600	5,600
3.8% 3/10/25, CP	16,600	16,600
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B1, 4% 11/15/24	780	780
Series 2018 B, 5%, tender 1/29/25 (c)	3,190	3,204
TOTAL WISCONSIN		86,306
TOTAL OTHER MUNICIPAL SECURITY (Cost $1,872,146)		1,872,146

Investment Company - 15.7%
	Shares	Value ($) (000s)
Fidelity Tax-Free Cash Central Fund 3.47% (i)(j) (Cost $1,500,777)	1,500,222	1,500,777

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $9,629,330)	9,629,330
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(96,525)
NET ASSETS - 100.0%	9,532,805

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,704,000 or 1.1% of net assets.

(c)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,335,000 or 0.5% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Arizona St Indl. Dev. Auth. Multi Participating VRDN Floater MIZ 91 76, 3.47% 11/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	6/20/24	5,300

Arizona St Indl. Dev. Auth. Multi Participating VRDN Series Floater MIZ 91 87, 3.47% 11/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/21/24	4,500

Arizona St Indl. Dev. Auth. Multi Participating VRDN Series MIZ 91 80, 3.47% 11/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	7/11/24	3,200

Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.35%, tender 11/1/24 (Liquidity Facility Royal Bank of Canada)	5/01/24	1,800

Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series BAML 23 50 39, 3.23% 11/4/24 (Liquidity Facility Bank of America NA)	5/04/23 - 5/24/24	11,320

Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 85, 3.47% 11/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/21/24	4,600

Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 86, 3.47% 11/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/21/24	4,715

Port Auth. of New York & New Jersey Series 1997 2, SIFMA Municipal Swap Index + 0.050% 3.2% 10/30/24, VRDN	7/15/20	7,300

Texas Wtr. Dev. Board Rev. Bonds Series MS 00 17, 3.3%, tender 1/9/25 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	10/12/23	3,600

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 3.47%	972,777	2,945,998	2,417,998	19,436	-	-	1,500,777	79.6%
Total	972,777	2,945,998	2,417,998	19,436	-	-	1,500,777

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Tax-Exempt Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited) Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,128,553)	$8,128,553
Fidelity Central Funds (cost $1,500,777)	1,500,777

Total Investment in Securities (cost $9,629,330)		$9,629,330
Receivable for fund shares sold		50,454
Interest receivable		48,769
Distributions receivable from Fidelity Central Funds		4,338
Prepaid expenses		12
Receivable from investment adviser for expense reductions		263
Other receivables		100
Total assets		9,733,266
Liabilities
Payable to custodian bank	$777
Payable for investments purchased
Regular delivery	18,225
Delayed delivery	138,392
Payable for fund shares redeemed	36,369
Distributions payable	4,934
Accrued management fee	1,078
Distribution and service plan fees payable	6
Other affiliated payables	525
Other payables and accrued expenses	155
Total liabilities		200,461
Net Assets		$9,532,805
Net Assets consist of:
Paid in capital		$9,532,221
Total accumulated earnings (loss)		584
Net Assets		$9,532,805

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($9,477,941 ÷ 9,472,952 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($12,358 ÷ 12,353 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($13,530 ÷ 13,526 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($28,976 ÷ 28,959 shares)		$1.00
Statement of Operations
Six months ended September 30, 2024 (Unaudited) Amounts in thousands
Investment Income
Interest		$140,577
Income from Fidelity Central Funds		19,436
Total income		160,013
Expenses
Management fee	$6,364
Transfer agent fees	2,728
Distribution and service plan fees	25
Accounting fees and expenses	374
Custodian fees and expenses	39
Independent trustees' fees and expenses	11
Registration fees	191
Audit fees	21
Legal	2
Miscellaneous	11
Total expenses before reductions	9,766
Expense reductions	(1,519)
Total expenses after reductions		8,247
Net Investment income (loss)		151,766
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(77)
Total net realized gain (loss)		(77)
Net increase in net assets resulting from operations		$151,689
Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151,766	$235,852
Net realized gain (loss)	(77)	152
Net increase in net assets resulting from operations	151,689	236,004
Distributions to shareholders	(151,730)	(235,748)

Share transactions - net increase (decrease)	979,768	2,240,442
Total increase (decrease) in net assets	979,727	2,240,698

Net Assets
Beginning of period	8,553,078	6,312,380
End of period	$9,532,805	$8,553,078

Financial Highlights
Tax-Exempt Portfolio Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.017	.033	.017	- B	.001	.013
Net realized and unrealized gain (loss)	- B	- B	- B	- B	- B	.001
Total from investment operations	.017	.033	.017	- B	.001	.014
Distributions from net investment income	(.017)	(.033)	(.017)	- B	(.001)	(.013)
Distributions from net realized gain	-	-	-	-	-	- B
Total distributions	(.017)	(.033)	(.017)	- B	(.001)	(.014) C
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.68%	3.33%	1.72%	.03%	.12%	1.36%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.21% H	.22%	.22%	.22%	.22%	.21%
Expenses net of fee waivers, if any	.18 % H	.18%	.18%	.10%	.17%	.18%
Expenses net of all reductions	.18% H	.18%	.18%	.10%	.17%	.18%
Net investment income (loss)	3.33% H	3.28%	1.73%	.03%	.13%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$9,478	$8,509	$6,275	$4,457	$4,748	$6,568

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Tax-Exempt Portfolio Class II

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023		2022		2021		2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations
Net investment income (loss) A	.016	.031	.016		- B		.001		.012
Net realized and unrealized gain (loss) B	-	-	-		-		-		-
Total from investment operations	.016	.031	.016		- B		.001		.012
Distributions from net investment income	(.016)	(.031)	(.016)		- B		(.001)		(.012)
Distributions from net realized gain	-	-	-		-		-		- B
Total distributions	(.016)	(.031)	(.016)		- B		(.001)		(.012)
Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return C,D	1.61%	3.17%	1.57%		.02%		.06%		1.21%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.37%	.37%		.37%		.37%		.36%
Expenses net of fee waivers, if any	.33 % G	.33%	.33%		.11%		.21%		.33%
Expenses net of all reductions	.33% G	.33%	.33%		.11%		.21%		.33%
Net investment income (loss)	3.18% G	3.13%	1.58%		.01%		.08%		1.19%
Supplemental Data
Net assets, end of period (in millions)	$12	$15	$17	$	- H	$	- H	$	- H

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than $500,000.
Tax-Exempt Portfolio Class III

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.015	.030	.015	- B	- B	.011
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.015	.030	.015	- B	- B	.011
Distributions from net investment income	(.015)	(.030)	(.015)	- B	- B	(.011)
Distributions from net realized gain	-	-	-	-	-	- B
Total distributions	(.015)	(.030)	(.015)	- B	- B	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.55%	3.07%	1.46%	.01%	.05%	1.11%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G	.47%	.47%	.48%	.46%	.46%
Expenses net of fee waivers, if any	.43 % G	.43%	.43%	.13%	.23%	.43%
Expenses net of all reductions	.43% G	.43%	.43%	.13%	.23%	.43%
Net investment income (loss)	3.08% G	3.04%	1.48%	(.01)%	.07%	1.09%
Supplemental Data
Net assets, end of period (in millions)	$14	$4	$6	$7	$2	$2

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Tax-Exempt Portfolio Select Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.016	.032	.017	- B	.001	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.016	.032	.017	- B	.001	.013
Distributions from net investment income	(.016)	(.032)	(.017)	- B	(.001)	(.013)
Distributions from net realized gain	-	-	-	-	-	- B
Total distributions	(.016)	(.032)	(.017)	- B	(.001)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.66%	3.28%	1.67%	.02%	.09%	1.31%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G	.27%	.27%	.27%	.27%	.26%
Expenses net of fee waivers, if any	.23 % G	.23%	.23%	.10%	.19%	.23%
Expenses net of all reductions	.23% G	.23%	.23%	.10%	.19%	.23%
Net investment income (loss)	3.28% G	3.23%	1.68%	.03%	.11%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$29	$25	$15	$1	$3	$3

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended September 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio and Money Market Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income.  Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Treasury Only Portfolio	$765
Treasury Portfolio	530
Government Portfolio	1,889
Money Market Portfolio	1,231
Tax-Exempt Portfolio	98

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Treasury Only Portfolio	93,302,818	-	-	-
Treasury Portfolio	70,373,046	-	-	-
Government Portfolio	229,035,547	-	-	-
Money Market Portfolio	137,033,729	-	-	-
Tax-Exempt Portfolio	9,629,330	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)

Treasury Portfolio	-	(82)	(82)
Government Portfolio	-	(1,216)	(1,216)
Money Market Portfolio	(16)	-	(16)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Money Market Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Funds' financial statements and related disclosures.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio and Treasury Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees ($)	Retained by FDC ($)
Treasury Only Portfolio:
Class II	1,911	159
Class III	4,130	425
Class IV	3,316	416
Select Class	501	49
	9,858	1,049
Treasury Portfolio:
Class II	551	317
Class III	5,334	428
Class IV	2,192	799
Select Class	67	13
	8,144	1,557
Government Portfolio:
Class II	1,084	774
Class III	7,294	1,034
Select Class	53	12
	8,431	1,820
Money Market Portfolio:
Class II	79	29
Class III	23	8
Select Class	11	6
	113	43
Tax-Exempt Portfolio:
Class II	10	31
Class III	8	5
Select Class	7	6
	25	42

Transfer Agent Fees.  Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$5,740
Class II	764
Class III	991
Class IV	398
Select ClassIV	601
Institutional ClassIV	7,330
$15,824
Treasury Portfolio
Class I	$7,213
Class II	221
Class III	1,280
Class IV	263
Select ClassIV	80
Institutional ClassIV	5,025
$14,082
Government Portfolio
Class I	$13,732
Class II	434
Class III	1,751
Select Class	63
Institutional Class	22,766
$38,746
Money Market Portfolio
Class I	$17,025
Class II	32
Class III	6
Select Class	13
Institutional Class	10,972
$28,048
Tax-Exempt Portfolio
Class I	$2,714
Class II	4
Class III	2
Select Class	8
$2,728

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Treasury Only Portfolio	- A
Treasury Portfolio	- A
Government Portfolio	- A
Money Market Portfolio	- A
Tax-Exempt Portfolio	.01

A Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, Treasury Only Portfolio, Treasury Portfolio, Government Portfolio and Tax-Exempt Portfolio had no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance ($)	Weighted Average Interest Rate
Money Market Portfolio	Lender	19,668	5.55%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Treasury Only Portfolio	-	-	-
Treasury Portfolio	-	-	-
Government Portfolio	-	-	-
Money Market Portfolio	-	-	-
Tax-Exempt Portfolio	176,837	87,160	-

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Government Portfolio	11
5. Expense Reductions.
The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Treasury Only Portfolio
Class I	.18%	2,854
Class II	.33%	378
Class III	.43%	476
Class IV	.68%	185
Select Class	.23%	298
Institutional Class	.14%	9,750
Treasury Portfolio
Class I	.18%	3,199
Class II	.33%	96
Class III	.43%	559
Class IV	.68%	111
Select Class	.23%	36
Institutional Class	.14%	6,137
Government Portfolio
Class I	.18%	6,157
Class II	.33%	189
Class III	.43%	760
Select Class	.23%	28
Institutional Class	.14%	28,025
Money Market Portfolio
Class I	.18%	7,882
Class II	.33%	14
Class III	.43%	3
Select Class	.23%	6
Institutional Class	.14%	13,858
Tax-Exempt Portfolio
Class I	.18%	1,510
Class II	.33%	2
Class III	.43%	1
Select Class	.23%	5

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Treasury Portfolio	69
Tax-Exempt Portfolio	1
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2024	Year ended March 31, 2024
Treasury Only Portfolio
Distributions to shareholders
Class I	$493,614	$749,752
Class II	63,650	114,830
Class III	81,180	128,732
Class IV	30,940	40,233
Select Class	51,224	70,444
Institutional Class	1,271,006	1,731,002
Total	$1,991,614	$2,834,993
Treasury Portfolio
Distributions to shareholders
Class I	$620,206	$1,131,883
Class II	18,418	32,034
Class III	104,746	183,585
Class IV	20,442	42,660
Select Class	6,820	13,458
Institutional Class	871,600	1,599,152
Total	$1,642,232	$3,002,772
Government Portfolio
Distributions to shareholders
Class I	$1,187,341	$ 2,087,261
Class II	36,431	70,272
Class III	144,019	263,369
Select Class	5,401	10,504
Institutional Class	3,963,213	7,035,778
Total	$5,336,405	$9,467,184
Money Market Portfolio
Distributions to shareholders
Class I	$1,490,592	$2,547,512
Class II	2,708	4,147
Class III	460	997
Select Class	1,152	3,047
Institutional Class	1,935,713	3,290,733
Total	$3,430,625	$5,846,436
Tax-Exempt Portfolio
Distributions to shareholders
Class I	$150,967	$234,515
Class II	217	484
Class III	96	112
Select Class	450	637
Total	$151,730	$235,748
7. Share Transactions.
Share Transactions may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2024	Year ended March 31, 2024	Six months ended September 30, 2024	Year ended March 31, 2024
Treasury Only Portfolio
Class I
Shares sold	22,907,758	37,395,469	$22,907,758	$37,395,469
Reinvestment of distributions	282,362	451,132	282,362	451,132
Shares redeemed	(18,990,597)	(34,387,976)	(18,990,597)	(34,387,976)
Net increase (decrease)	4,199,523	3,458,625	$4,199,523	$3,458,625
Class II
Shares sold	4,322,558	7,939,989	$4,322,558	$7,939,989
Reinvestment of distributions	4,852	4,104	4,852	4,104
Shares redeemed	(4,476,229)	(7,414,326)	(4,476,229)	(7,414,326)
Net increase (decrease)	(148,819)	529,767	$(148,819)	$529,767
Class III
Shares sold	4,016,181	6,498,299	$4,016,181	$6,498,299
Reinvestment of distributions	18,970	31,120	18,970	31,120
Shares redeemed	(3,521,476)	(6,085,724)	(3,521,476)	(6,085,724)
Net increase (decrease)	513,675	443,695	$513,675	$443,695
Class IV
Shares sold	2,101,447	4,096,094	$2,101,447	$4,096,094
Reinvestment of distributions	30,899	40,227	30,899	40,227
Shares redeemed	(2,299,740)	(3,553,469)	(2,299,740)	(3,553,469)
Net increase (decrease)	(167,394)	582,852	$(167,394)	$582,852
Select Class
Shares sold	1,680,109	2,444,779	$1,680,109	$2,444,779
Reinvestment of distributions	33,097	33,115	33,097	33,115
Shares redeemed	(1,423,263)	(1,787,402)	(1,423,263)	(1,787,402)
Net increase (decrease)	289,943	690,492	$289,943	$690,492
Institutional Class
Shares sold	59,617,465	84,060,436	$59,617,465	$84,060,436
Reinvestment of distributions	884,875	1,155,892	884,875	1,155,892
Shares redeemed	(50,454,096)	(69,680,459)	(50,454,096)	(69,680,459)
Net increase (decrease)	10,048,244	15,535,869	$10,048,244	$15,535,869
Treasury Portfolio
Class I
Shares sold	49,895,620	93,821,353	$49,895,620	$93,821,353
Reinvestment of distributions	210,791	434,699	210,791	434,699
Shares redeemed	(46,020,177)	(94,227,636)	(46,020,177)	(94,227,636)
Net increase (decrease)	4,086,234	28,416	$4,086,234	$28,416
Class II
Shares sold	548,371	1,707,481	$548,371	$1,707,481
Reinvestment of distributions	8,386	14,934	8,386	14,934
Shares redeemed	(645,962)	(1,470,956)	(645,962)	(1,470,956)
Net increase (decrease)	(89,205)	251,459	$(89,205)	$251,459
Class III
Shares sold	7,387,800	11,352,565	$7,387,800	$11,352,565
Reinvestment of distributions	14,508	23,728	14,508	23,728
Shares redeemed	(6,548,773)	(10,428,268)	(6,548,773)	(10,428,268)
Net increase (decrease)	853,535	948,025	$853,535	$948,025
Class IV
Shares sold	1,125,243	1,485,518	$1,125,243	$1,485,518
Reinvestment of distributions	188	975	188	975
Shares redeemed	(1,094,714)	(1,591,018)	(1,094,714)	(1,591,018)
Net increase (decrease)	30,717	(104,525)	$30,717	$(104,525)
Select Class
Shares sold	612,690	1,030,994	$612,690	$1,030,994
Reinvestment of distributions	2,471	6,724	2,471	6,724
Shares redeemed	(539,881)	(992,556)	(539,881)	(992,556)
Net increase (decrease)	75,280	45,162	$75,280	$45,162
Institutional Class
Shares sold	69,126,451	137,892,987	$69,126,451	$137,892,987
Reinvestment of distributions	607,007	1,128,139	607,007	1,128,139
Shares redeemed	(66,627,736)	(138,500,484)	(66,627,736)	(138,500,484)
Net increase (decrease)	3,105,722	520,642	$3,105,722	$520,642
Government Portfolio
Class I
Shares sold	206,796,652	355,865,809	$206,796,652	$355,865,809
Reinvestment of distributions	449,430	749,544	449,430	749,544
Shares redeemed	(197,648,573)	(359,253,361)	(197,648,573)	(359,253,361)
Net increase (decrease)	9,597,509	(2,638,008)	$9,597,509	$(2,638,008)
Class II
Shares sold	1,746,962	3,802,127	$1,746,962	$3,802,127
Reinvestment of distributions	1,472	2,908	1,472	2,908
Shares redeemed	(1,586,173)	(3,430,423)	(1,586,173)	(3,430,423)
Net increase (decrease)	162,261	374,612	$162,261	$374,612
Class III
Shares sold	8,699,660	14,237,131	$8,699,660	$14,237,131
Reinvestment of distributions	44,557	79,309	44,557	79,309
Shares redeemed	(8,146,814)	(12,791,629)	(8,146,814)	(12,791,629)
Net increase (decrease)	597,403	1,524,811	$597,403	$1,524,811
Select Class
Shares sold	297,489	588,167	$297,489	$588,167
Reinvestment of distributions	4,414	7,947	4,414	7,947
Shares redeemed	(337,571)	(597,224)	(337,571)	(597,224)
Net increase (decrease)	(35,668)	(1,110)	$(35,668)	$(1,110)
Institutional Class
Shares sold	394,554,406	672,624,741	$394,554,406	$672,624,741
Reinvestment of distributions	2,660,582	4,656,989	2,660,582	4,656,989
Shares redeemed	(380,598,147)	(649,872,754)	(380,598,147)	(649,872,754)
Net increase (decrease)	16,616,841	27,408,976	$16,616,841	$27,408,976
Money Market Portfolio
Class I
Shares sold	33,648,705	64,264,388	$33,648,705	$64,264,388
Reinvestment of distributions	1,293,858	2,175,869	1,293,858	2,175,869
Shares redeemed	(31,758,661)	(52,890,840)	(31,758,661)	(52,890,840)
Net increase (decrease)	3,183,902	13,549,417	$3,183,902	$13,549,417
Class II
Shares sold	97,954	79,007	$97,954	$79,007
Reinvestment of distributions	2,608	3,963	2,608	3,963
Shares redeemed	(87,480)	(77,882)	(87,480)	(77,882)
Net increase (decrease)	13,082	5,088	$13,082	$5,088
Class III
Shares sold	5,725	16,417	$5,725	$16,417
Reinvestment of distributions	318	860	318	860
Shares redeemed	(5,211)	(30,543)	(5,211)	(30,543)
Net increase (decrease)	832	(13,266)	$832	$(13,266)
Select Class
Shares sold	12,544	109,021	$12,544	$109,021
Reinvestment of distributions	936	2,166	936	2,166
Shares redeemed	(25,771)	(98,615)	(25,771)	(98,615)
Net increase (decrease)	(12,291)	12,572	$(12,291)	$12,572
Institutional Class
Shares sold	40,878,219	77,480,843	$40,878,219	$77,480,843
Reinvestment of distributions	1,832,280	3,112,537	1,832,280	3,112,537
Shares redeemed	(38,024,870)	(64,278,063)	(38,024,870)	(64,278,063)
Net increase (decrease)	4,685,629	16,315,317	$4,685,629	$16,315,317
Tax-Exempt Portfolio
Class I
Shares sold	8,993,491	16,867,520	$8,993,491	$16,867,520
Reinvestment of distributions	119,610	184,777	119,610	184,777
Shares redeemed	(8,144,446)	(14,818,348)	(8,144,446)	(14,818,348)
Net increase (decrease)	968,655	2,233,949	$968,655	$2,233,949
Class II
Shares sold	37	686	$37	$686
Reinvestment of distributions	217	457	217	457
Shares redeemed	(2,699)	(3,422)	(2,699)	(3,422)
Net increase (decrease)	(2,445)	(2,279)	$(2,445)	$(2,279)
Class III
Shares sold	10,603	3,577	$10,603	$3,577
Reinvestment of distributions	-	47	-	47
Shares redeemed	(1,047)	(5,275)	(1,047)	(5,275)
Net increase (decrease)	9,556	(1,651)	$9,556	$(1,651)
Select Class
Shares sold	26,684	45,501	$26,684	$45,501
Reinvestment of distributions	397	539	397	539
Shares redeemed	(23,079)	(35,617)	(23,079)	(35,617)
Net increase (decrease)	4,002	10,423	$4,002	$10,423
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
FIMM Funds:
Government Portfolio
Money Market Portfolio
Tax Exempt Portfolio
Treasury Portfolio
Treasury Only Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Institutional Class or Class I, as applicable, each of which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio of Institutional Class or Class I, as applicable, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Institutional Class or Class I, as applicable, of each fund relative to funds and classes in the mapped group that have a similar sales load structure to Institutional Class or Class I of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Institutional Class or Class I, as applicable, of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to Institutional Class or Class I, as applicable, of each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of Institutional Class of Government Portfolio, Money Market Portfolio, Treasury Portfolio, and Treasury Only Portfolio and of Class I of Tax-Exempt Portfolio ranked below the competitive median of the similar sales load structure group for 2023. The information provided to the Board indicated that the total expense ratio of Institutional Class or Class I, as applicable, of each fund ranked below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse each class of each fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed the following rates, as applicable: Class I: 0.18%; Class II: 0.33%; Class III: 0.43%; Class IV: 0.68%; Institutional Class: 0.14%; and Select Class: 0.23%, each through July 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2025.

1.537280.127
IMM-SANN-1124

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 21, 2024